Schedule of Portfolio Investments

Praxis Impact Bond Fund

March 31, 2023 (Unaudited)

MUNICIPAL BONDS - 1.0%	Coupon	Maturity	Principal Amount	Fair Value
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects, Series 2010-A	7.334%	02/15/28	$1,000,000	$1,087,499
City of San Francisco, California, Public Utilities Comm. Water Rev., Series 2019-A	3.303%	11/01/39	2,500,000	2,096,050
Findlay City School District, Series 2010-B	6.250%	12/01/37	270,000	270,467
Houston, Texas, Independent School District, Series 2009A-2	6.168%	02/15/34	1,000,000	1,002,010
Massachusetts St., Series 2016-F	3.277%	06/01/46	3,100,000	2,427,331
New Jersey St. Housing & Mortgage Finance, Series 2013-C	2.600%	07/01/23	30,000	29,978
Osceola County Housing Finance Authority Rev., Series 2013-B	3.350%	07/01/23	25,000	24,990
TOTAL MUNICIPAL BONDS (COST $8,249,559)				$6,938,325

CORPORATE BONDS - 38.2%	Coupon	Maturity	Principal Amount	Fair Value
APPAREL & TEXTILE PRODUCTS - 0.1%
VF Corp.	2.400%	04/23/25	$536,000	$505,256

ASSET MANAGEMENT - 0.1%
Ameriprise Financial, Inc.	3.000%	04/02/25	730,000	702,003

AUTOMOTIVE - 0.5%
BMW US Capital, LLC (a)	3.800%	04/06/23	1,000,000	999,896
BorgWarner, Inc.	2.650%	07/01/27	601,000	551,033
Honda Motor Co. Ltd. (b)	2.967%	03/10/32	760,000	682,019
Hyundai Capital Services, Inc. (a)	1.250%	02/08/26	200,000	179,598
Magna International, Inc.	2.450%	06/15/30	1,250,000	1,060,631
				3,473,177
BANKING - 4.4%
Bank of America Corp., Series N	0.981%	09/25/25	1,500,000	1,399,634
Bank of America Corp., Series N	2.456%	10/22/25	1,000,000	951,952

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 38.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
BANKING - 4.4% (Continued)
Bank of America Corp., Series N	1.530%	12/06/25	$2,000,000	$1,869,861
Bank of America Corp., Series N	4.271%	07/23/29	1,000,000	962,881
Bank of America Corp., Series N	2.572%	10/20/32	1,500,000	1,225,969
Bank of Montreal	3.300%	02/05/24	1,000,000	981,112
Bank of Montreal	5.203%	02/01/28	1,750,000	1,764,306
Citigroup, Inc.	1.678%	05/15/24	1,250,000	1,244,863
Citigroup, Inc.	3.700%	01/12/26	1,750,000	1,693,443
Citigroup, Inc.	2.014%	01/25/26	1,000,000	941,513
Citigroup, Inc.	2.572%	06/03/30	1,000,000	843,709
ING Groep N.V. (a)	4.625%	01/06/26	1,250,000	1,227,106
JPMorgan Chase & Co.	0.653%	09/16/24	1,000,000	977,579
JPMorgan Chase & Co.	0.563%	02/16/25	500,000	479,204
JPMorgan Chase & Co.	3.200%	06/15/26	2,557,000	2,450,281
JPMorgan Chase & Co.)	2.739%	10/15/30	2,000,000	1,745,938
KeyBank National Association	4.150%	08/08/25	1,000,000	945,470
Mitsubishi UFJ Financial Group	2.527%	09/13/23	1,250,000	1,233,176
National Australia Bank, New York Branch	3.625%	06/20/23	1,750,000	1,744,610
PNC Financial Services Group, Inc. (The) (b)	4.758%	01/26/27	500,000	493,818
Regions Financial Corp.	2.250%	05/18/25	1,000,000	919,912
State Street Corp.	7.350%	06/15/26	1,000,000	1,068,384
State Street Corp.	4.164%	08/04/33	195,000	183,446
Sumitomo Mitsui Financial Group, Inc.	0.508%	01/12/24	2,000,000	1,923,547
Toronto-Dominion Bank (SOFR + 45) (c)	3.977%	09/28/23	2,000,000	1,998,201
Truist Financial Corp (SOFR + 60.90) (c)	1.267%	03/02/27	1,000,000	880,698
				32,150,613
BEVERAGES - 0.2%
Coca-Cola Co. (The)	3.450%	03/25/30	500,000	480,679
Coca-Cola Femsa S.A.B. de C.V. (b)	1.850%	09/01/32	1,000,000	778,648
				1,259,327
BIOTECH & PHARMA - 0.6%
AbbVie, Inc.	2.950%	11/21/26	500,000	475,744
Amgen, Inc.	3.000%	02/22/29	2,500,000	2,299,222
Gilead Sciences, Inc.	3.650%	03/01/26	750,000	734,159

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 38.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
BIOTECH & PHARMA - 0.6% (Continued)
Zeneca Wilmington, Inc.	7.000%	11/15/23	$1,100,000	$1,111,298
				4,620,423
CABLE & SATELLITE - 0.3%
Comcast Corp.	3.300%	04/01/27	500,000	480,506
Comcast Corp. (b)	4.650%	02/15/33	1,000,000	1,005,097
Comcast Corp.	2.937%	11/01/56	672,000	447,319
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	383,976
				2,316,898
CHEMICALS - 0.9%
Avery Dennison Corp.	2.650%	04/30/30	1,250,000	1,067,396
DowDuPont, Inc.	4.493%	11/15/25	1,500,000	1,497,694
Ecolab, Inc.	4.800%	03/24/30	140,000	142,551
Ecolab, Inc.	2.750%	08/18/55	1,470,000	940,992
LG Chemical Ltd. (a)	3.250%	10/15/24	290,000	282,065
Nutrien Ltd.	1.900%	05/13/23	800,000	796,416
Nutrien Ltd.	5.875%	12/01/36	840,000	872,314
Solvay Finance S.A. (a)	4.450%	12/03/25	1,250,000	1,217,465
				6,816,893
CONSTRUCTION MATERIALS - 0.3%
Carlisle Cos., Inc.	3.500%	12/01/24	1,250,000	1,222,070
Owens Corning	4.200%	12/01/24	1,000,000	989,739
Owens Corning	3.950%	08/15/29	300,000	282,615
				2,494,424
CONSUMER SERVICES - 4.8%
Andrew W. Mellon Funding	0.947%	08/01/27	1,050,000	917,076
California Endowment (The)	2.498%	04/01/51	4,500,000	2,961,541
Conservation Fund, Series 2019	3.474%	12/15/29	535,000	459,867
Ford Foundation (The), Series 2017	3.859%	06/01/47	2,485,000	2,166,498
Ford Foundation (The), Series 2020	2.415%	06/01/50	235,000	155,672
John D. & Catherine T. MacArthur Foundation, Series 2020	1.299%	12/01/30	1,500,000	1,171,299
Leland Stanford Junior University (The)	3.460%	05/01/47	2,415,000	2,028,804
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,432,205
Massachusetts Institute of Technology	3.959%	07/01/38	1,500,000	1,431,515
Massachusetts Institute of Technology, Series H	3.067%	04/01/52	4,000,000	3,118,109

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 38.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
CONSUMER SERVICES - 4.8% (Continued)
President & Fellows of Harvard College, Series 2016-B	3.150%	07/15/46	$3,961,000	$3,130,311
President & Fellows of Harvard College, Series 2020-B	2.517%	10/15/50	1,300,000	890,717
President & Fellows of Harvard College, Series 2022-A	3.745%	11/15/52	500,000	435,298
Rockefeller Foundation (The)	2.492%	10/01/50	1,800,000	1,191,945
Stanford University California, Series 2020-A	2.413%	06/01/50	3,450,000	2,305,495
Trustees of Princeton University (The) (b)	2.516%	07/01/50	6,650,000	4,556,815
University of Notre Dame, Series 2017	3.394%	02/15/48	3,424,000	2,842,734
Yale University	2.402%	04/15/50	5,665,000	3,818,754
				35,014,655
CONTAINERS & PACKAGING - 0.3%
CCL Industries, Inc. (a)	3.050%	06/01/30	1,750,000	1,485,028
Sonoco Products Co.	5.750%	11/01/40	1,000,000	1,019,318
				2,504,346
DIVERSIFIED INDUSTRIALS - 0.1%
Illinois Tool Works, Inc.	3.900%	09/01/42	1,000,000	899,566

ELECTRIC UTILITIES - 6.0%
Ameren Illinois Co.	5.900%	12/01/52	2,250,000	2,513,437
Avangrid, Inc.	3.150%	12/01/24	1,800,000	1,744,451
Avista Corp.	4.000%	04/01/52	1,000,000	844,627
Caledonia Generating, LLC (a)	1.950%	02/28/34	1,734,044	1,497,251
CenterPoint Energy, Inc., Series AL	5.300%	04/01/53	1,000,000	1,035,027
Consolidated Edison Co.	3.350%	04/01/30	1,000,000	921,262
DTE Electric Co.	4.050%	05/15/48	1,750,000	1,494,589
DTE Electric Co.	3.650%	03/01/52	500,000	398,390
Duke Energy Carolinas, LLC	3.550%	03/15/52	2,200,000	1,713,260
Duke Energy Progress, LLC	3.450%	03/15/29	1,750,000	1,635,942
Duke Energy Progress, LLC	4.000%	04/01/52	1,500,000	1,247,338
Electricite de France S.A. (a)(b)	3.625%	10/13/25	1,250,000	1,217,487
Enel Finance International N.V. (a)	2.650%	09/10/24	1,250,000	1,206,705
Florida Power & Light Co.	3.700%	12/01/47	1,300,000	1,076,673
Florida Power & Light Co.	2.875%	12/04/51	2,000,000	1,403,477
Georgia Power Co.	3.250%	04/01/26	1,000,000	954,182

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 38.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
ELECTRIC UTILITIES - 6.0% (Continued)
Interstate Power & Light Co.	3.600%	04/01/29	$1,250,000	$1,169,005
Liberty Utilities Financial Services (a)	2.050%	09/15/30	1,355,000	1,064,822
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	1,493,511
Midland Cogeneration Venture, L.P. (a)	6.000%	03/15/25	156,731	160,024
Narragansett Electric Co. (a)	3.395%	04/09/30	1,500,000	1,372,785
National Rural Utilities	1.350%	03/15/31	1,000,000	770,356
NextEra Energy Capital Holdings, Inc.	6.051%	03/01/25	500,000	508,651
Niagara Mohawk Power Corp. (a)	1.960%	06/27/30	1,500,000	1,217,055
Northern States Power Co.	2.900%	03/01/50	1,250,000	882,770
NSTAR Electric Co.	3.950%	04/01/30	600,000	580,941
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,303,891
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,134,740
Public Service Co.	3.700%	06/15/28	1,750,000	1,691,353
Public Service Electric and Gas Co.	4.650%	03/15/33	2,500,000	2,510,756
Puget Energy, Inc.	4.223%	06/15/48	1,000,000	865,195
Rochester Gas & Electric Corp. (a)	1.850%	12/01/30	500,000	395,684
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	781,242
Solar Star Funding, LLC (a)	3.950%	06/30/35	251,772	220,876
Solar Star Funding, LLC (a)	5.375%	06/30/35	393,332	401,848
Southern California Edison	4.050%	03/15/42	1,165,000	965,807
Tenaska Virginia Partners, L.P. (a)	6.119%	03/30/24	161,671	159,670
Topaz Solar Farms, LLC (a)(b)	4.875%	09/30/39	225,923	185,257
Topaz Solar Farms, LLC (a)	5.750%	09/30/39	537,504	508,866
Union Electric Co.	2.625%	03/15/51	2,000,000	1,310,018
Westar Energy, Inc.	2.550%	07/01/26	1,292,000	1,211,317
				43,770,538
ELECTRICAL EQUIPMENT - 0.3%
Johnson Controls International plc	1.750%	09/15/30	1,000,000	823,650
Legrand S.A.	8.500%	02/15/25	1,000,000	1,070,570
Roper Technologies, Inc.	2.000%	06/30/30	440,000	362,432
				2,256,652
ENTERTAINMENT CONTENT - 0.2%
Magallanes, Inc. (a)	4.054%	03/15/29	1,500,000	1,395,200

FOOD - 1.3%
Campbell Soup Co.	3.950%	03/15/25	1,500,000	1,473,087

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 38.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FOOD - 1.3% (Continued)
Cargill, Inc. (a)	4.760%	11/23/45	$1,500,000	$1,438,176
General Mills, Inc.	4.000%	04/17/25	1,500,000	1,479,670
Hormel Foods Corp.	1.800%	06/11/30	2,250,000	1,878,866
Ingredion, Inc.	2.900%	06/01/30	1,000,000	877,947
Kellogg Co.	2.650%	12/01/23	1,250,000	1,238,055
Mars, Inc. (a)	3.600%	04/01/34	1,500,000	1,355,982
				9,741,783
FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
Fibria Overseas Finance Ltd. (b)	5.500%	01/17/27	800,000	803,200

GAS & WATER UTILITIES - 0.4%
American Water Capital Corp.	2.800%	05/01/30	1,500,000	1,335,166
Brooklyn Union Gas Co. (a)	4.504%	03/10/46	1,250,000	1,030,841
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	261,575
				2,627,582
HEALTH CARE FACILITIES & SERVICES - 0.2%
Kaiser Foundation Hospital	3.150%	05/01/27	1,500,000	1,412,707

HOME & OFFICE PRODUCTS - 0.1%
Steelcase, Inc. (b)	5.125%	01/18/29	1,000,000	898,870

HOME CONSTRUCTION - 0.1%
NVR, Inc.	3.000%	05/15/30	1,000,000	879,539

INSTITUTIONAL FINANCIAL SERVICES - 1.3%
Brookfield Finance, Inc.	4.250%	06/02/26	1,570,000	1,523,761
Goldman Sachs Group, Inc.	3.272%	09/29/25	1,500,000	1,455,190
Goldman Sachs Group, Inc.	4.223%	05/01/29	1,000,000	958,294
Goldman Sachs Group, Inc.	3.800%	03/15/30	1,500,000	1,396,756
Morgan Stanley	3.125%	07/27/26	2,000,000	1,894,073
Morgan Stanley, Series GMTN	2.699%	01/22/31	1,250,000	1,076,506
National Securities Clearing Corp. (a)	1.500%	04/23/25	1,000,000	934,102
				9,238,682

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 38.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
INSURANCE - 4.5%
Aflac, Inc.	4.000%	10/15/46	$1,058,000	$859,132
Allstate Corp. (The)	5.250%	03/30/33	1,000,000	1,011,044
Athene Global Funding (a)	2.800%	05/26/23	1,500,000	1,491,887
F&G Global Funding	2.300%	04/11/27	535,000	474,878
Fidelity National Financial, Inc.	3.400%	06/15/30	500,000	437,469
First American Financial Corp.	2.400%	08/15/31	1,500,000	1,159,548
Five Corners Funding Trust (a)	4.419%	11/15/23	1,000,000	993,670
GA Global Funding Trust	2.250%	01/06/27	2,000,000	1,744,862
Horace Mann Educators Corp.	4.500%	12/01/25	1,235,000	1,202,821
Jackson National Life Global Funding	1.750%	01/12/25	385,000	360,441
Jackson National Life Global Funding (a)	5.500%	01/09/26	1,250,000	1,263,818
Kemper Corp.	4.350%	02/15/25	1,250,000	1,233,551
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	1,000,000	978,158
Massachusetts Mutual Life Insurance Co. (a)	3.375%	04/15/50	1,500,000	1,098,107
Met Life Global Funding I (a)	3.600%	01/11/24	1,750,000	1,722,229
Met Life Global Funding I (a)	5.150%	03/28/33	1,000,000	1,008,092
New York Life Global Funding (a)	2.900%	01/17/24	3,000,000	2,953,710
Pacific Life Global Funding II, Series 2020-1 (a)	1.200%	06/24/25	415,000	381,434
Pacific Life Global Funding II, Series 2021-1 (a)(b)	1.450%	01/20/28	1,000,000	849,540
Primerica, Inc.	2.800%	11/19/31	1,000,000	839,526
Principal Financial Group, Inc.	3.700%	05/15/29	1,250,000	1,173,877
Protective Life Global Funding (a)	5.366%	01/06/26	500,000	506,429
Prudential Financial, Inc.	1.500%	03/10/26	644,000	587,382
Prudential Funding Asia plc	3.125%	04/14/30	750,000	669,737
Reliance STD Life Insurance Co. (a)	2.750%	05/07/25	1,280,000	1,215,298
RLI Corp.	4.875%	09/15/23	1,000,000	996,987
Sammons Financial Group, Inc. (a)	4.450%	05/12/27	1,200,000	1,131,290
Security Benefit Global, Series MTN (a)	1.250%	05/17/24	1,500,000	1,422,473
Teachers Insurance & Annuity Association (3MO LIBOR + 266.10) (a)(c)	4.375%	09/15/54	2,678,000	2,606,814
Trustage Financial Group, Inc.	4.625%	04/15/32	400,000	357,988
				32,732,192
LEISURE FACILITIES & SERVICES - 0.4%
Marriott International, Inc.	3.600%	04/15/24	727,000	713,231
McDonald's Corp., Series MTN	3.500%	07/01/27	1,000,000	968,534

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 38.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
LEISURE FACILITIES & SERVICES - 0.4% (Continued)
Starbucks Corp.	2.450%	06/15/26	$1,000,000	$938,611
				2,620,376
MACHINERY - 0.5%
Ingersoll-Rand Global Holding Co. Ltd.	6.391%	11/15/27	655,000	694,171
John Deere Capital Corp.	1.750%	03/09/27	250,000	227,197
John Deere Capital Corp.	3.050%	01/06/28	1,250,000	1,187,772
Xylem, Inc.	1.950%	01/30/28	1,775,000	1,570,925
				3,680,065
MEDICAL EQUIPMENT & DEVICES - 0.1%
Alcon Finance Corp. (a)	2.600%	05/27/30	1,250,000	1,077,033

PERSONAL PRODUCTS - 0.1%
Estée Lauder Cos., Inc. (The)	2.600%	04/15/30	1,000,000	895,792

PIPELINES - 0.1%
Northern Natural Gas Co. (a)	4.100%	09/15/42	1,000,000	814,045

REITS - 3.5%
Agree Ltd. Partnership	2.900%	10/01/30	650,000	552,369
Agree Ltd. Partnership	4.800%	10/01/32	715,000	686,486
Alexandria Real Estate Equities, Inc.	2.950%	03/15/34	1,000,000	799,817
Alexandria Real Estate Equities, Inc.	4.750%	04/15/35	1,250,000	1,171,412
Boston Properties, L.P.	4.500%	12/01/28	1,250,000	1,095,003
Camden Property Trust	2.800%	05/15/30	1,500,000	1,299,145
Digital Realty Trust, L.P. (b)	5.550%	01/15/28	2,250,000	2,241,280
ERP Operating, L.P.	4.150%	12/01/28	1,250,000	1,204,790
ESSEX Portfolio, L.P. (b)	2.650%	03/15/32	1,500,000	1,223,276
Federal Realty Investment Trust (b)	1.250%	02/15/26	515,000	469,863
Kilroy Realty Corp.	2.500%	11/15/32	1,750,000	1,116,437
Kimco Realty Corp.	2.700%	10/01/30	1,750,000	1,457,884
Lexington Realty Trust	2.700%	09/15/30	1,500,000	1,217,459

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 38.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
REITS - 3.5% (Continued)
Mid-America Apartment Communities, Inc.	3.950%	03/15/29	$1,750,000	$1,677,090
Ontario Teachers Cadillac Fairview Properties Trust (a)	2.500%	10/15/31	1,125,000	885,813
Prologis, L.P.	2.875%	10/06/29	1,500,000	1,337,522
Prologis, L.P.	4.625%	01/15/33	1,500,000	1,479,244
Regency Centers, L.P.	3.750%	06/15/24	1,000,000	976,968
Rexford Industrial Realty, L.P.	5.000%	06/15/28	210,000	207,177
Rexford Industrial Realty, L.P.	2.150%	09/01/31	1,750,000	1,385,806
Sun Communities Operating, L.P.	2.700%	07/15/31	500,000	404,399
Sun Communities Operating, L.P.	5.700%	01/15/33	750,000	750,492
UDR, Inc.	1.900%	03/15/33	1,000,000	747,502
Vornado Realty, L.P. (b)	3.500%	01/15/25	567,000	512,506
WP Carey, Inc.	2.450%	02/01/32	985,000	786,316
				25,686,056
RETAIL - CONSUMER STAPLES - 0.2%
Kroger Co. (The)	5.000%	04/15/42	1,000,000	937,912
Walmart, Inc.	1.800%	09/22/31	500,000	422,864
				1,360,776
RETAIL - DISCRETIONARY - 0.6%
ERAC USA Finance, LLC (a)	2.700%	11/01/23	1,250,000	1,229,121
Home Depot, Inc.	3.625%	04/15/52	1,000,000	804,781
Lowe's Cos., Inc.	4.650%	04/15/42	1,000,000	898,694
Lowe's Cos., Inc. (b)	3.000%	10/15/50	500,000	331,836
Lowe's Cos., Inc.	5.625%	04/15/53	1,000,000	1,003,264
				4,267,696
SEMICONDUCTORS - 0.4%
Intel Corp. (b)	4.150%	08/05/32	1,000,000	964,615
Intel Corp.	3.734%	12/08/47	1,361,000	1,080,103
NVIDIA Corp. (b)	2.850%	04/01/30	500,000	455,238
Skyworks Solutions, Inc.	0.900%	06/01/23	500,000	495,799
				2,995,755
SOFTWARE - 0.5%
Microsoft Corp.	2.525%	06/01/50	4,500,000	3,184,118
Microsoft Corp.	2.921%	03/17/52	1,000,000	760,172
				3,944,290

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 38.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
SPECIALTY FINANCE - 1.0%
American Express Credit Corp.	3.000%	10/30/24	$1,000,000	$968,236
BlueHub Loan Fund, Inc.	3.099%	01/01/30	1,030,000	918,575
Community Preservation Corp. (The) (b)	2.867%	02/01/30	1,750,000	1,457,662
GATX Corp.	4.350%	02/15/24	300,000	296,255
Low Income Investment Fund	3.386%	07/01/26	115,000	109,686
USAA Capital Corp. (a)	1.500%	05/01/23	1,000,000	997,156
USAA Capital Corp. (a)	2.125%	05/01/30	3,000,000	2,499,089
				7,246,659
STEEL - 0.1%
Nucor Corp.	2.000%	06/01/25	460,000	432,525

TECHNOLOGY HARDWARE - 0.7%
Apple, Inc. (b)	3.000%	06/20/27	1,000,000	965,797
Apple, Inc.	2.650%	05/11/50	1,000,000	704,937
Apple, Inc.	2.650%	02/08/51	2,000,000	1,401,508
HP, Inc.	4.750%	01/15/28	1,100,000	1,087,332
HP, Inc. (b)	4.000%	04/15/29	915,000	868,071
				5,027,645
TECHNOLOGY SERVICES - 0.4%
Experian Finance plc (a)	2.750%	03/08/30	635,000	546,503
IBM Corp.	3.300%	05/15/26	1,000,000	964,486
Moody's Corp.	3.250%	05/20/50	500,000	361,358
Moody's Corp.	3.750%	02/25/52	1,000,000	799,212
				2,671,559
TELECOMMUNICATIONS - 0.7%
AT&T, Inc.	5.250%	03/01/37	500,000	500,035
AT&T, Inc.	4.750%	05/15/46	1,500,000	1,354,685
Verizon Communications, Inc. (b)	3.875%	02/08/29	1,000,000	966,179
Verizon Communications, Inc. (b)	1.500%	09/18/30	1,000,000	809,680
Verizon Communications, Inc.	2.987%	10/30/56	1,799,000	1,169,929
				4,800,508
TRANSPORTATION & LOGISTICS - 1.3%
British Airways, Series 2013-1 (a)	4.625%	12/20/25	267,087	263,943
Burlington Northern Santa Fe, LLC	5.750%	05/01/40	1,000,000	1,074,658

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 38.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
TRANSPORTATION & LOGISTICS - 1.3% (Continued)
Canadian Pacific Railway Co.	2.050%	03/05/30	$1,750,000	$1,486,868
Mexico City Airport Trust (a)	4.250%	10/31/26	497,000	477,120
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	936,085
Norfolk Southern Corp.	3.050%	05/15/50	1,500,000	1,038,171
Penske Truck Leasing Co. (a)	3.450%	07/01/24	1,250,000	1,216,809
TTX Co. (a)	4.600%	02/01/49	280,000	258,377
TTX Co.	5.650%	12/01/52	500,000	537,205
Union Pacific Corp. (b)	4.950%	09/09/52	2,000,000	2,032,852
				9,322,088
TRANSPORTATION EQUIPMENT - 0.2%
Ryder System, Inc.	5.650%	03/01/28	1,250,000	1,266,476

WHOLESALE - CONSUMER STAPLES - 0.3%
Bunge Ltd. Finance Corp.	1.630%	08/17/25	395,000	365,403
Sysco Corp.	2.400%	02/15/30	1,750,000	1,528,631
				1,894,034

TOTAL CORPORATE BONDS (COST $310,947,235)				$278,517,904

CORPORATE NOTES - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/15/23	$1,650,000	$1,638,726
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	950,000	930,618
Calvert Social Investment Foundation, Inc. (d)	1.000%	06/14/24	550,000	520,172
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	980,000	948,709
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/24	400,000	382,692
Calvert Social Investment Foundation, Inc. (d)	2.500%	06/13/25	1,400,000	1,311,296
Calvert Social Investment Foundation, Inc. (d)	2.500%	12/15/25	650,000	601,872
Capital Impact Partners (d)	4.800%	12/15/23	250,000	250,105
TOTAL CORPORATE NOTES (COST $6,830,000)				$6,584,190

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

FOREIGN GOVERNMENTS - 5.9%	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN AGENCY - 0.6%
BNG Bank N.V. (a)(b)	1.500%	10/16/24	$1,500,000	$1,433,313
BNG Bank N.V. (a)(b)	0.500%	11/24/25	2,000,000	1,817,200
Kommunalbanken A.S. (a)	2.125%	02/11/25	1,000,000	960,212
Kommunivest I Sverige AB, Series MTN (a)(b)	0.375%	06/19/24	500,000	475,367
				4,686,092
SUPRANATIONAL - 5.3%
Asian Development Bank	2.125%	03/19/25	1,000,000	961,081
Asian Development Bank	3.125%	09/26/28	1,000,000	970,246
Central American Bank for Economic Integration (a)	1.140%	02/09/26	1,200,000	1,088,005
European Bank for Reconstruction & Development	1.625%	09/27/24	1,250,000	1,201,338
European Bank for Reconstruction & Development	1.500%	02/13/25	200,000	190,494
European Investment Bank (b)	2.500%	10/15/24	1,000,000	974,370
European Investment Bank (b)	2.125%	04/13/26	1,000,000	950,353
European Investment Bank	2.375%	05/24/27	4,000,000	3,794,680
Inter-American Development Bank	0.875%	04/03/25	3,000,000	2,814,144
Inter-American Development Bank	4.375%	01/24/44	3,000,000	3,078,562
International Bank for Reconstruction & Development	0.250%	11/24/23	4,500,000	4,372,380
International Bank for Reconstruction & Development	0.625%	04/22/25	1,000,000	931,981
International Bank for Reconstruction & Development	3.125%	11/20/25	1,000,000	979,350
International Bank for Reconstruction & Development	0.875%	07/15/26	3,000,000	2,728,127
International Bank for Reconstruction & Development	3.125%	06/15/27	4,000,000	3,906,800
International Development Association (a)	2.750%	04/24/23	3,000,000	2,996,310
International Development Association (a)	0.375%	09/23/25	2,000,000	1,830,940
International Development Association (a)(b)	0.875%	04/28/26	2,000,000	1,817,661

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

FOREIGN GOVERNMENTS - 5.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
SUPRANATIONAL - 5.3% (Continued)
International Finance Corp., Series GMTN	2.125%	04/07/26	$3,000,000	$2,848,980
				38,435,802

TOTAL FOREIGN GOVERNMENTS (COST $45,470,548)				$43,121,894

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0% (e)	Coupon	Maturity	Principal Amount	Fair Value
Commercial Mortgage Pass-Through Certificates, Class A-3 (COST $72,397)	2.853%	10/17/45	$71,021	$68,563

U.S. GOVERNMENT AGENCIES - 46.3%	Coupon	Maturity	Principal Amount	Fair Value
DEVELOPMENT FINANCE CORPORATION - 1.3%
DFC (PO)	0.000%	06/21/23	$1,000,000	$1,084,130
DFC (c)	4.880%	09/15/26	583,333	583,333
DFC	1.590%	04/15/28	2,000,000	1,788,618
DFC	1.650%	04/15/28	3,500,000	3,154,826
DFC	3.130%	04/15/28	1,000,000	953,813
DFC	3.540%	06/15/30	426,483	414,199
DFC	3.520%	09/20/32	678,571	653,613
DFC	3.820%	06/01/33	780,794	767,114
				9,399,646
FEDERAL HOME LOAN BANK - 7.4%
FHLB	4.625%	12/13/24	5,000,000	5,024,527
FHLB	1.250%	12/21/26	4,000,000	3,642,734
FHLB	4.250%	12/10/27	11,000,000	11,174,493
FHLB	3.250%	11/16/28	13,000,000	12,658,174
FHLB	5.500%	07/15/36	18,620,000	21,266,667
				53,766,595
FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.8%
FHLMC	4.000%	11/01/24	24,856	24,613
FHLMC	0.375%	09/23/25	3,500,000	3,197,617
FHLMC	4.000%	10/01/25	18,430	18,228

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 46.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.8% (Continued)
FHLMC	2.875%	04/25/26	$3,000,000	$2,876,203
FHLMC	6.000%	04/01/27	33,942	34,677
FHLMC	2.500%	10/01/27	201,649	194,087
FHLMC	2.738%	04/25/29	2,252,351	2,144,036
FHLMC	2.412%	08/25/29	3,670,000	3,308,764
FHLMC	7.000%	02/01/30	12,619	12,661
FHLMC	1.297%	06/25/30	2,185,000	1,796,895
FHLMC	7.500%	07/01/30	48,604	50,950
FHLMC	1.503%	09/25/30	4,000,000	3,322,892
FHLMC	1.487%	11/25/30	5,500,000	4,533,074
FHLMC	1.878%	01/25/31	1,500,000	1,268,934
FHLMC	2.000%	01/25/31	3,000,000	2,555,202
FHLMC	7.000%	03/01/31	20,765	21,726
FHLMC	1.777%	10/25/31	5,000,000	4,141,238
FHLMC	2.091%	11/25/31	2,500,000	2,116,319
FHLMC	6.250%	07/15/32	7,050,000	8,403,978
FHLMC	3.123%	08/25/32	2,000,000	1,830,024
FHLMC	3.000%	11/01/32	434,278	409,682
FHLMC	3.000%	11/01/32	331,656	312,873
FHLMC	5.500%	11/01/33	24,329	25,134
FHLMC (H15T1Y + 223.10) (c)	3.356%	05/01/34	24,556	24,806
FHLMC (H15T1Y + 223.10) (c)	3.356%	05/01/34	2,007	1,984
FHLMC	1.783%	06/25/34	2,084,061	1,674,454
FHLMC	5.000%	07/01/35	49,883	50,759
FHLMC	4.500%	10/01/35	68,242	68,549
FHLMC	2.438%	02/25/36	4,000,000	3,214,827
FHLMC	5.500%	03/01/36	19,260	19,967
FHLMC	5.500%	06/01/36	27,448	28,428
FHLMC	6.000%	06/01/36	21,176	21,671
FHLMC	5.500%	12/01/36	22,613	23,501
FHLMC	6.000%	08/01/37	12,245	12,806
FHLMC	5.000%	03/01/38	115,263	117,843
FHLMC	4.500%	06/01/39	123,366	124,202
FHLMC	5.000%	06/01/39	181,309	185,379

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 46.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.8% (Continued)
FHLMC	4.500%	07/01/39	$116,017	$116,804
FHLMC	4.500%	11/01/39	106,318	107,039
FHLMC	4.500%	09/01/40	156,868	157,931
FHLMC	4.500%	05/01/41	310,938	313,046
FHLMC	4.500%	07/01/41	358,372	360,798
FHLMC	5.000%	09/01/41	148,548	151,887
FHLMC	3.500%	10/01/41	173,311	165,545
FHLMC	4.000%	10/01/41	190,514	186,652
FHLMC	3.500%	02/01/42	308,462	294,607
FHLMC	4.000%	02/01/42	81,140	79,495
FHLMC	3.500%	06/01/42	344,580	329,102
FHLMC	3.500%	06/01/42	352,161	336,463
FHLMC	3.500%	08/01/42	404,726	386,544
FHLMC	3.000%	11/01/42	769,619	710,584
FHLMC	3.000%	01/01/43	438,114	404,507
FHLMC	3.000%	05/01/43	598,009	552,127
FHLMC	3.500%	10/01/44	346,073	328,374
FHLMC	3.500%	11/01/44	310,533	294,556
FHLMC	3.500%	04/01/45	386,109	365,165
FHLMC	3.000%	05/01/46	674,188	618,844
FHLMC	3.000%	12/01/46	1,659,605	1,523,348
FHLMC	3.500%	03/01/48	1,852,791	1,753,438
FHLMC	3.500%	03/01/49	507,735	477,597
FHLMC	3.500%	07/01/49	826,931	776,256
FHLMC	3.000%	09/01/49	946,507	856,154
FHLMC	3.000%	07/01/50	2,326,682	2,106,285
FHLMC	2.000%	08/01/50	3,233,595	2,682,098
FHLMC	2.000%	01/01/51	7,975,818	6,616,150
FHLMC	2.500%	04/01/51	7,791,080	6,727,902
FHLMC	2.500%	09/01/51	3,123,713	2,695,460
FHLMC	3.000%	04/01/52	5,684,942	5,097,574
				85,741,315
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.6%
FNMA	2.670%	12/01/23	2,210,016	2,166,038

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 46.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.6% (Continued)
FNMA (c)	2.540%	07/25/24	$2,429,063	$2,362,772
FNMA	2.890%	12/01/24	4,000,000	3,857,760
FNMA	3.080%	12/01/24	2,105,145	2,049,991
FNMA	2.710%	01/01/25	4,500,000	4,323,285
FNMA	5.000%	04/01/25	12,944	13,030
FNMA	5.000%	07/01/25	12,101	12,182
FNMA	3.500%	10/01/25	20,216	19,868
FNMA	5.000%	10/01/25	17,042	17,158
FNMA	5.500%	11/01/25	5	5
FNMA	0.500%	11/07/25	13,934,000	12,748,345
FNMA	4.000%	03/01/26	94,607	94,026
FNMA	2.910%	04/01/26	3,000,000	2,869,589
FNMA	2.125%	04/24/26	2,000,000	1,899,761
FNMA	8.500%	09/01/26	2,695	2,688
FNMA	2.500%	09/01/27	235,100	226,269
FNMA	0.750%	10/08/27	10,000,000	8,772,779
FNMA	2.500%	11/01/27	376,532	362,016
FNMA	2.500%	01/01/28	244,364	234,950
FNMA (c)	3.430%	06/25/28	1,815,839	1,743,616
FNMA	2.522%	08/27/29	5,374,507	4,845,174
FNMA	0.875%	08/05/30	23,250,000	18,979,535
FNMA	6.625%	11/15/30	12,750,000	15,105,812
FNMA (c)	1.561%	11/25/30	3,000,000	2,460,246
FNMA (c)	1.380%	12/25/30	5,000,000	4,089,870
FNMA	1.292%	01/25/31	3,000,000	2,418,303
FNMA	1.376%	03/25/31	1,000,000	810,031
FNMA	2.000%	01/01/32	1,135,813	1,047,486
FNMA	3.000%	12/01/32	484,689	456,737
FNMA	6.000%	10/01/33	17,965	18,679
FNMA	5.500%	02/01/34	20,313	20,962
FNMA (H15T1Y + 211.70) (c)	2.808%	05/01/34	23,555	23,656
FNMA	6.000%	11/01/34	51,523	53,571
FNMA	5.500%	01/01/35	28,131	28,963
FNMA	2.500%	02/01/35	1,138,826	1,061,758
FNMA	5.000%	10/01/35	43,603	44,529

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 46.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.6% (Continued)
FNMA	5.500%	10/01/35	$55,259	$57,085
FNMA	6.000%	10/01/35	28,206	29,326
FNMA	5.500%	06/01/36	12,883	13,273
FNMA	6.000%	06/01/36	13,223	13,798
FNMA	5.500%	11/01/36	16,364	16,989
FNMA (12MO LIBOR + 156.50) (c)	2.065%	05/01/37	2,042	2,050
FNMA	5.625%	07/15/37	13,750,000	15,952,667
FNMA	4.500%	09/01/40	94,297	94,588
FNMA	4.500%	10/01/40	93,979	94,513
FNMA	4.000%	12/01/40	244,612	239,398
FNMA	4.000%	01/01/41	175,349	171,613
FNMA	3.500%	02/01/41	256,685	244,951
FNMA	4.000%	10/01/41	134,452	131,587
FNMA	4.000%	11/01/41	147,399	144,258
FNMA	4.000%	12/01/41	265,714	260,051
FNMA	4.000%	12/01/41	183,983	180,061
FNMA	4.000%	01/01/42	582,433	574,975
FNMA	3.500%	05/01/42	297,329	283,667
FNMA	3.000%	06/01/42	550,777	507,969
FNMA	3.000%	08/01/42	449,660	414,733
FNMA	3.000%	08/01/42	414,568	382,369
FNMA	3.500%	12/01/42	611,323	583,231
FNMA	3.000%	06/01/43	502,343	463,291
FNMA	4.000%	12/01/44	700,844	689,406
FNMA	3.500%	05/01/45	832,915	787,672
FNMA	3.000%	04/01/46	653,964	600,569
FNMA	3.500%	11/01/46	1,105,106	1,044,054
FNMA	4.000%	10/01/48	510,004	495,334
FNMA	4.000%	11/01/48	1,298,499	1,265,682
FNMA	3.500%	05/01/49	418,692	393,168
FNMA	4.000%	06/01/49	642,234	622,766
FNMA	3.500%	08/01/49	1,717,384	1,611,689
FNMA	3.000%	09/01/49	903,176	818,397
FNMA	3.000%	06/01/50	1,863,880	1,685,958
FNMA	2.500%	07/01/50	3,011,749	2,605,794

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 46.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.6% (Continued)
FNMA	2.500%	08/01/50	$2,126,416	$1,840,957
FNMA	3.000%	08/01/50	3,289,139	2,973,585
FNMA	2.000%	11/01/50	5,350,213	4,438,481
FNMA	2.000%	01/01/51	9,574,185	7,941,539
FNMA	2.000%	02/01/51	5,657,734	4,692,050
FNMA	2.500%	04/01/51	16,115,703	13,893,621
FNMA	2.000%	08/01/51	3,579,918	2,966,335
FNMA	2.000%	11/01/51	5,537,003	4,585,729
FNMA	2.500%	05/01/52	5,761,789	4,968,047
FNMA	3.500%	05/01/52	5,714,789	5,311,275
FNMA	3.000%	07/01/52	4,849,751	4,353,858
				186,683,849
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.0% (e)
GNMA	7.000%	12/20/30	8,408	8,640
GNMA	7.000%	10/20/31	5,606	5,896
GNMA	7.000%	03/20/32	24,667	25,713
GNMA (H15T1Y + 150) (c)	2.625%	01/20/34	14,865	14,708
GNMA	5.500%	10/20/38	5,047	5,029
GNMA	6.500%	11/20/38	3,213	3,289
				63,275
SMALL BUSINESS ADMINISTRATION - 0.0% (e)
SBA (Prime - 2.65) (c)	4.850%	02/25/32	43,940	43,762

UNITED STATES AGENCY OF INTERNATIONAL DEVELOPMENT - 0.2%
Hashemite Kingdom of Jordan AID Bond	3.000%	06/30/25	1,450,000	1,406,973

TOTAL U.S. GOVERNMENT AGENCIES (COST $367,511,897)				$337,105,415

ASSET BACKED SECURITIES - 4.8%	Coupon	Maturity	Principal Amount	Fair Value
Ahold Finance U.S.A., LLC	8.620%	01/02/25	$64,581	$66,796
Beacon Container Finance II, LLC (a)	2.250%	10/22/46	892,927	786,485
Cards II Trust (a)	0.602%	04/15/27	2,250,000	2,148,563
CLI Funding, LLC (a)	2.720%	01/18/47	1,207,989	1,052,885

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

ASSET BACKED SECURITIES - 4.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
DB Master Finance, LLC (a)	2.493%	11/20/51	$1,999,688	$1,691,662
Domino's Pizza Master Issuer, LLC (a)	4.474%	10/25/45	2,109,375	2,038,781
Duke Energy Progress NC Storm Funding, LLC	2.799%	07/01/41	2,000,000	1,465,053
Golden Credit Card Trust (a)	1.140%	08/15/28	1,000,000	886,592
Iowa Student Loan Liquidity Corp. Rev.	1.730%	08/25/70	1,133,262	989,411
Mosaic Solar Loans LLC (a)	2.100%	04/20/46	888,897	774,378
PG&E Energy Recovery Funding, LLC	2.822%	07/15/46	1,000,000	730,899
PG&E Energy Recovery Funding, LLC	5.536%	07/15/47	1,500,000	1,588,964
PG&E Wildfire Recovery Funding, LLC	4.674%	12/01/51	2,400,000	2,258,372
SBA Tower Trust (a)	2.836%	01/15/50	282,000	267,027
SBA Tower Trust (a)	6.599%	11/15/52	880,000	928,747
SolarCity LMC, Series I, LLC (a)	4.800%	12/20/26	275,182	271,627
Tesla Auto Lease Trust	0.600%	09/22/25	1,200,000	1,147,089
Texas Electric Market Stabilization Funding N, LLC (a)	4.966%	02/01/44	630,000	631,670
Texas Electric Market Stabilization Funding N, LLC	5.057%	08/01/46	3,000,000	2,996,992
Textainer Marine Containers VII Ltd. (a)	1.680%	02/20/46	1,250,000	1,066,167
TIF Funding II, LLC (a)	1.650%	02/20/46	415,625	350,348
Toyota Auto Receivables Owner Trust	0.260%	11/17/25	2,569,698	2,479,967
Tribute Rail, LLC (a)	4.760%	05/17/52	1,961,852	1,897,495
Triton Container Finance VIII, LLC (a)	1.860%	03/20/46	1,452,500	1,247,412
Triumph Rail, LLC (a)	2.150%	06/19/51	1,901,357	1,636,627
Vantage Data Centers Issuer, LLC (a)	2.165%	10/15/46	2,000,000	1,784,740
Wendy's Funding, LLC (a)	3.783%	06/15/49	680,625	634,057
Wendy's Funding, LLC	4.236%	03/15/52	1,240,625	1,147,506
TOTAL ASSET BACKED SECURITIES (COST $37,459,982)				$34,966,312

MONEY MARKET FUNDS - 1.1%			Shares	Fair Value
First American Government Obligations Fund - Class X, 4.65% (f) (COST $7,932,333)			7,932,333	$7,932,333

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.7%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (f)(g) (COST $19,989,455)	19,989,455	$19,989,455

INVESTMENT COMPANIES - 0.4%	Shares	Fair Value
Pax High Yield Bond Fund - Institutional Class (COST $4,199,236)	530,984	$3,085,016

TOTAL INVESTMENTS - (COST $808,662,642) - 101.3%		$738,309,407

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3%)		(9,400,896)

NET ASSETS - 100.0%		$728,908,511

(a)	144a security may only be resold to qualified institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At March 31, 2023, these securities were valued at $82,577,860 or 11.3% of net assets.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2023 was $19,678,580.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d)	Illiquid securities are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	1,650,000	1,638,726	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	950,000	930,618	0.1%
Calvert Social Investment Foundation, Inc. 1.000%, 06/14/24	06/15/21	550,000	520,172	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	980,000	948,709	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	400,000	382,692	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	1,400,000	1,311,296	0.2%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	650,000	601,872	0.1%
Capital Impact Partners 4.800%, 12/15/23	12/19/22	250,000	250,105	0.0	%(e)
		$6,830,000	$6,584,190	0.9%

(e)	Percentage rounds to less than 0.1%.

(f)	The rate shown is the 7-day effective yield as of March 31, 2023.
(g)	The security was purchased with cash collateral received from securities on loan.

GMTN - Global Medium-Term Note
H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury Note with a constant maturity of 1 year
LIBOR - London Interbank Offered Rate
plc - Public Liability Company
PO - Principal Only security with a redemption price above par
SOFR - Secured Overnight Financing Rate

Schedule of Portfolio Investments

Praxis International Index Fund

March 31, 2023 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Fair Value
AUSTRALIA - 4.3%
ANZ Group Holdings Ltd.	40,646	$626,443
ASX Ltd.	3,087	134,829
Brambles Ltd.	84,413	761,190
Coles Group Ltd.	20,682	249,927
Commonwealth Bank of Australia	19,560	1,291,630
Computershare Ltd.	20,272	294,494
CSL Ltd. - ADR	7,282	703,514
CSL Ltd.	3,640	705,054
Dexus	158,141	799,640
Fortescue Metals Group Ltd.	63,440	953,729
Goodman Group	44,189	560,826
GPT Group (The)	86,547	247,363
Lendlease Corp. Ltd.	22,661	110,297
Macquarie Group Ltd. - ADR	1,184	140,363
Macquarie Group Ltd.	2,144	253,883
Mirvac Group	157,601	220,768
National Australia Bank Ltd.	36,653	683,059
Origin Energy Ltd.	41,376	230,457
REA Group Ltd.	6,602	615,675
Scentre Group	175,279	324,499
SEEK Ltd.	49,532	800,796
Sonic Healthcare Ltd.	7,195	168,694
South32 Ltd.	255,820	749,839
Stockland	68,242	182,762
Transurban Group	200,755	1,917,141
Vicinity Centres	397,679	520,172
Wesfarmers Ltd.	32,429	1,096,197
Woolworths Group Ltd.	28,598	727,135
		16,070,376
AUSTRIA - 0.2%
Verbund AG	6,899	600,214

BELGIUM - 0.9%
Elia Group S.A./N.V.	4,015	530,312
Groupe Bruxelles Lambert N.V.	6,989	596,561

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
BELGIUM - 0.9% (Continued)
Groupe Bruxelles Lambert N.V.	2,460	$208,876
KBC Group N.V.	15,375	1,056,639
UCB S.A.	7,663	685,027
Umicore S.A.	3,663	124,278
		3,201,693
BERMUDA - 0.6%
China Gas Holdings Ltd.	115,000	161,911
Credicorp Ltd.	7,803	1,033,039
Hongkong Land Holdings Ltd.	35,400	155,741
Shenzhen International Holdings Ltd.	799,000	706,960
		2,057,651
BRAZIL - 1.5%
Banco Bradesco S.A. - ADR (a)	243,207	637,202
Banco do Brasil S.A. - ADR	98,038	760,530
Banco Santander Brasil S.A. - ADR (a)	127,977	679,558
Cia Energética de Minas Gerais - ADR	13,046	29,223
Cia Siderurgica Nacional S.A. - ADR (a)	61,558	188,983
Gerdau S.A. - ADR	83,298	410,657
Sendas Distribuidora S.A. - ADR (a)	32,322	497,759
Suzano S.A. - ADR	78,845	647,317
Telefónica Brasil S.A. - ADR	151,274	1,145,144
TIM S.A. - ADR	55,016	679,998
		5,676,371
CANADA - 7.7%
Bank of Montreal (a)	17,353	1,546,326
Bank of Nova Scotia (The) (a)	24,639	1,240,820
BCE, Inc. (a)	10,817	484,493
Brookfield Asset Management Ltd. - Class A (a)	9,245	302,496
Cameco Corp.	13,443	351,803
Canadian Imperial Bank of Commerce (a)	18,545	786,679
Canadian National Railway Co.	15,841	1,868,763
Canadian Pacific Railway Ltd.	19,191	1,476,556
CGI, Inc. (b)	8,100	779,787
Franco-Nevada Corp.	14,305	2,085,669
Gildan Activewear, Inc. (a)	18,362	609,435
Magna International, Inc.	1,678	89,890

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
CANADA - 7.7% (Continued)
Manulife Financial Corp. (a)	76,580	$1,406,009
Methanex Corp.	9,990	464,835
Nutrien Ltd.	11,961	883,320
Restaurant Brands International, Inc.	11,589	778,085
Ritchie Bros. Auctioneers, Inc.	3,297	185,588
Royal Bank of Canada (a)	32,068	3,065,059
Shopify, Inc. - Class A (b)	16,669	799,112
Sun Life Financial, Inc.	27,123	1,266,644
Teck Resources Ltd. - Class B	43,317	1,581,071
Thomson Reuters Corp. (a)	23,351	3,038,432
Toronto-Dominion Bank (The) (a)	26,902	1,611,430
West Fraser Timber Co. Ltd.	2,404	171,261
Wheaton Precious Metals Corp. (a)	37,982	1,829,213
		28,702,776
CAYMAN ISLANDS - 5.0%
Alibaba Group Holding Ltd. - ADR (b)	26,924	2,751,094
Autohome, Inc. - ADR	2,537	84,913
Baidu, Inc. - ADR (b)	4,105	619,527
China Literature Ltd. (b)	83,000	428,616
China Mengniu Dairy Co. Ltd. (b)	98,000	401,743
Daqo New Energy Corp. - ADR (b)	3,647	170,825
ENN Energy Holdings Ltd.	31,800	435,433
Genscript Biotech Corp. (b)	112,000	239,606
Hengan International Group Co. Ltd.	99,000	458,569
JD.com, Inc. - ADR	11,792	517,551
KE Holdings, Inc. - ADR (b)	9,508	179,131
Kingdee International Software Group Co. Ltd. (b)	100,000	161,536
Li Auto, Inc. (a)(b)	10,834	270,308
Meituan - ADR (b)	33,181	1,202,148
Minth Group Ltd.	64,000	194,249
NetEase, Inc. - ADR (a)	11,682	1,033,156
NIO, Inc. - ADR (a)(b)	19,532	205,281
Sea Ltd. - ADR (b)	4,007	346,806
Shenzhou International Group Holdings Ltd.	48,000	503,524
Sunny Optical Technology Group Co. Ltd.	19,200	231,678
Tencent Holdings Ltd. - ADR (a)	101,450	4,959,891

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
CAYMAN ISLANDS - 5.0% (Continued)
Tingyi Cayman Islands Holding Corp.	276,000	$461,870
Trip.com Group Ltd. - ADR (b)	22,788	858,424
Vipshop Holdings Ltd. - ADR (b)	21,137	320,860
WuXi Biologics Cayman, Inc. (b)	113,072	696,740
Xinyi Solar Holdings Ltd.	100,000	119,879
ZTO Express Cayman, Inc. - ADR	26,341	754,933
		18,608,291
CHILE - 0.2%
Sociedad Quimica y Minera de Chile S.A. - ADR	10,226	828,920

CHINA - 2.8%
Agricultural Bank of China Ltd. - H Shares	1,583,000	586,222
ANTA Sports Products Ltd.	50,400	731,758
Bank of China Ltd. - H Shares	1,903,000	729,542
BYD Co. Ltd. - H Shares	23,000	676,566
China Life Insurance Co. Ltd. - H Shares	376,000	617,037
China Merchants Bank Co. Ltd. - H Shares	66,820	339,311
China Minsheng Banking Corp. Ltd. - H Shares	456,500	156,418
China Pacific Insurance Group Co. Ltd. - H Shares	100,200	265,637
China Resources Land Ltd.	134,000	610,209
China Vanke Co. Ltd. - H Shares	108,074	170,534
COSCO SHIPPING Holdings Co. Ltd. - H Shares	87,500	98,645
Haier Smart Home Co. Ltd. - H Shares	241,230	755,352
Huatai Securities Co. Ltd. - H Shares	117,400	134,015
Industrial & Commercial Bank of China Ltd. - H Shares	1,118,000	594,145
Jiangsu Expressway Co. Ltd. - H Shares	720,000	669,574
PICC Property & Casualty Co. Ltd. - H Shares	146,000	148,935
Ping An Insurance Group Co. of China Ltd. - H Shares	244,818	1,583,768
Sinopharm Group Co. Ltd. - H Shares	427,200	1,290,890
TravelSky Technology Ltd. - H Shares	217,000	404,345
		10,562,903
COLOMBIA - 0.3%
Bancolombia S.A. - ADR (a)	39,868	1,001,883

DENMARK - 2.1%
A.P. Moller-Maersk A/S - Series B	67	121,791

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
DENMARK - 2.1% (Continued)
Chr. Hansen Holding A/S	1,812	$137,845
Coloplast A/S - Series B	2,036	268,085
DSV A/S	4,551	882,461
Genmab A/S (b)	932	352,314
Novo Nordisk A/S - ADR	29,898	4,757,968
Novozymes A/S - B Shares	3,368	172,459
Orsted A/S	4,694	400,263
Pandora A/S	1,085	104,151
Vestas Wind Systems A/S (b)	21,015	612,493
		7,809,830
FINLAND - 0.9%
Neste OYJ	20,268	1,001,518
Nokia Corp. - ADR	180,069	884,139
Sampo OYJ - A Shares	10,139	478,506
Stora Enso OYJ - R Shares	11,015	143,332
UPM-Kymmene OYJ	20,395	685,164
		3,192,659
FRANCE - 7.0%
Accor S.A. (b)	11,801	383,740
Aeroports de Paris (b)	1,860	265,590
Air Liquide S.A. - ADR	1,327	44,348
Air Liquide S.A.	9,728	1,628,682
Alstom S.A.	10,037	273,325
Arkema S.A.	1,887	186,354
AXA S.A.	33,469	1,021,597
BNP Paribas S.A. - ADR	6,162	183,812
BNP Paribas S.A.	3,140	187,551
Bollore SE	82,440	509,716
Bureau Veritas S.A.	16,518	474,698
Capgemini SE	5,024	933,824
Carrefour S.A.	14,741	298,087
Cie Generale des Etablissements Michelin SCA - ADR	28,976	438,986
Cie Generale des Etablissements Michelin SCA	18,076	552,663
Covivio	5,514	320,814
Danone S.A. - ADR	12,960	161,611
Danone S.A.	6,488	403,787

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
FRANCE - 7.0% (Continued)
Dassault Systemes SE - ADR	901	$37,031
Dassault Systemes SE	9,814	404,919
EssilorLuxottica S.A.	6,450	1,163,315
Eurofins Scientific SE	2,307	154,507
Getlink SE	77,043	1,269,123
Henkel AG & Co. KGaA	4,390	319,422
Hermes International - ADR	1,050	212,950
Hermes International	830	1,681,299
Kering S.A.	1,685	1,099,561
Klepierre S.A.	22,849	518,140
Legrand S.A.	10,029	916,556
L'Oreal S.A. - ADR	21,745	1,938,349
L'Oreal S.A.	1,380	616,766
Publicis Groupe S.A.	12,555	980,236
Renault S.A. (b)	4,575	186,497
Sartorius Sedim Biotech	1,319	404,744
Schneider Electric SE - ADR	5,840	194,647
Schneider Electric SE	10,419	1,741,612
Societe Generale S.A.	23,503	529,660
Solvay S.A.	809	92,541
Teleperformance	1,454	351,406
Unibail-Rodamco-Westfield (b)	6,388	343,782
Unibail-Rodamco-Westfield - CDI (b)	45,646	122,785
Valeo	22,970	471,434
Veolia Environnement S.A.	6,731	207,741
Vivendi SE - ADR	13,553	136,031
Vivendi SE	21,180	214,205
Wendel SE	8,457	894,418
Worldline S.A. (b)	11,073	470,680
		25,943,542
GERMANY - 4.2%
adidas AG - ADR	5,158	455,503
adidas AG	1,323	234,578
Allianz SE - ADR	76,050	1,752,953
Allianz SE	239	55,181
BASF SE	10,650	559,222

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
GERMANY - 4.2% (Continued)
Bayerische Motoren Werke AG - ADR	2	$73
Bayerische Motoren Werke AG	2,092	229,326
Brenntag SE	6,380	480,231
Commerzbank AG (b)	24,099	253,771
Continental AG	4,852	363,630
Deutsche Boerse AG	5,965	1,161,678
Deutsche Post AG - ADR	9,971	466,344
Deutsche Post AG	10,161	475,992
Deutsche Telekom AG - ADR	38,185	923,695
Deutsche Telekom AG	25,629	621,173
Fraport AG Frankfurt Airport Services Worldwide (b)	1,961	98,873
Fresenius Medical Care AG & Co. KGaA - ADR	8,998	191,297
Fresenius Medical Care AG & Co. KGaA	4,696	199,358
Hannover Rueck SE	1,159	226,723
Infineon Technologies AG - ADR	5,268	215,777
Mercedes-Benz Group AG	18,669	1,435,985
Merck KGaA	3,418	637,362
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	18,890	660,206
Muenchener Rueckversicherungs-Gesellschaft AG	1,787	624,924
RWE AG	13,344	574,285
Sartorius AG	918	386,974
Siemens AG	8,289	1,343,118
Telefonica Deutschland Holding AG	166,204	511,720
Vonovia SE	25,494	480,270
Zalando SE (b)	3,395	142,315
		15,762,537
HONG KONG - 2.2%
AAC Technologies Holdings, Inc. (b)	92,000	227,548
AIA Group Ltd. - ADR	41,503	1,743,126
AIA Group Ltd.	57,569	603,742
BYD Electronic International Co. Ltd.	86,500	269,196
CSPC Pharmaceutical Group Ltd.	232,000	227,432
Geely Automobile Holdings Ltd.	93,000	119,841
Hang Seng Bank Ltd.	16,100	228,865
Hong Kong Exchanges & Clearing Ltd.	26,978	1,195,784
Lenovo Group Ltd.	562,000	608,874

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
HONG KONG - 2.2% (Continued)
Link REIT	95,500	$614,083
New China Life Insurance Co. Ltd. - H Shares	87,400	207,575
Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	132,000	210,923
Sino Land Co. Ltd.	144,000	194,733
Sun Hung Kai Properties Ltd.	24,000	336,228
Swire Properties Ltd.	206,350	531,080
Techtronic Industries Co. Ltd.	24,500	265,458
Wharf Holdings Ltd. (The)	91,000	208,206
Zhongsheng Group Holdings Ltd.	86,000	423,752
		8,216,446
INDIA - 3.8%
HDFC Bank Ltd. - ADR	30,589	2,039,368
ICICI Bank Ltd. - ADR	245,727	5,302,789
Infosys Ltd. - ADR	211,720	3,692,397
Wipro Ltd. - ADR	657,537	2,952,341
		13,986,895
INDONESIA - 0.7%
Bank Mandiri Persero Tbk PT - ADR	87,101	1,172,379
Telkom Indonesia Persero Tbk PT - ADR (a)	50,040	1,364,591
		2,536,970
IRELAND - 0.6%
AIB Group plc	100,681	407,592
Bank of Ireland Group plc	8,303	84,029
CRH plc - ADR (a)	14,500	737,615
Kingspan Group plc	2,206	151,197
Smurfit Kappa Group plc	20,818	755,221
		2,135,654
ISRAEL - 0.6%
Check Point Software Technologies Ltd. (b)	4,473	581,490
CyberArk Software Ltd. (b)	2,342	346,569
ICL Group Ltd.	59,849	406,973
Nice Ltd. - ADR (a)(b)	3,821	874,589
Wix.com Ltd. (b)	1,794	179,041
		2,388,662
ITALY - 1.7%
Assicurazioni Generali S.p.A.	24,438	487,015

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
ITALY - 1.7% (Continued)
Enel S.p.A.	63,194	$385,494
Intesa Sanpaolo S.p.A. - ADR	1	15
Intesa Sanpaolo S.p.A.	276,901	710,793
Mediobanca Banca di Credito Finanziario S.p.A.	49,451	497,029
Moncler S.p.A.	10,592	731,752
Poste Italiane S.p.A.	80,416	820,212
Telecom Italia S.p.A. (b)	591,414	195,078
Terna - Rete Elettrica Nazionale S.p.A.	199,413	1,636,986
UniCredit S.p.A.	49,517	933,476
		6,397,850
JAPAN - 14.3%
Advantest Corp.	4,800	445,017
Aeon Co. Ltd.	7,900	153,276
AGC, Inc.	10,000	372,832
Asahi Intecc Co. Ltd.	11,100	196,129
Asahi Kasei Corp.	50,000	350,227
Astellas Pharma, Inc.	34,300	487,340
Azbil Corp.	10,400	284,868
Bandai Namco Holdings, Inc.	18,600	401,024
Bridgestone Corp.	33,456	1,359,155
Brothers Industries Ltd.	13,900	209,429
Canon, Inc.	22,800	507,784
Chiba Bank Ltd. (The)	28,700	185,249
CyberAgent, Inc.	13,700	116,085
Dai Nippon Printing Co. Ltd.	61,318	1,716,914
Dai-ichi Life Holdings, Inc.	16,346	300,514
Daiichi Sankyo Co. Ltd. - ADR	5,703	208,331
Daiichi Sankyo Co. Ltd.	23,430	854,723
Daiwa House Industry Co. Ltd.	30,000	706,880
Denso Corp.	10,000	564,508
Dentsu Group, Inc.	4,300	151,577
Eisai Co. Ltd.	4,600	261,294
ENEOS Holdings, Inc.	167,700	588,413
FANUC Corp. - ADR	8,460	151,857
FANUC Corp.	4,000	144,457
Fast Retailing Co. Ltd.	4,200	919,488

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
JAPAN - 14.3% (Continued)
FUJIFILM Holdings Corp. - ADR (a)	6,620	$335,899
FUJIFILM Holdings Corp.	1,500	76,149
Fujitsu Ltd.	4,868	657,854
Hitachi Construction Machinery Co. Ltd.	7,800	181,808
Honda Motor Co. Ltd.	7,800	206,331
Hoya Corp. - ADR	1,273	141,710
Hoya Corp.	6,861	758,271
Ibiden Co. Ltd.	4,600	184,486
Idemitsu Kosan Co. Ltd.	13,300	291,191
Japan Exchange Group, Inc.	13,000	198,832
Kao Corp.	29,400	1,144,472
KDDI Corp. - ADR (a)	43,814	675,612
Keyence Corp.	3,600	1,764,498
Kintetsu Group Holdings Co. Ltd.	18,128	584,009
Kubota Corp. - ADR	788	59,781
Kubota Corp.	24,000	363,894
Lixil Corp.	15,100	249,253
Mitsubishi Corp.	44,800	1,610,050
Mitsubishi Estate Co. Ltd.	14,300	170,104
Mitsubishi UFJ Financial Group, Inc. - ADR	5,599	35,778
Mitsubishi UFJ Financial Group, Inc.	275,109	1,763,189
Mitsui & Co. Ltd. - ADR (a)	730	455,717
Mitsui & Co. Ltd.	62,990	1,963,507
Mitsui Chemicals, Inc.	7,100	183,337
Mitsui OSK Lines Ltd.	21,700	544,218
Mizuho Financial Group, Inc.	65,200	923,781
Murata Manufacturing Co. Ltd.	12,900	786,241
Nexon Co. Ltd.	13,700	327,159
Nidec Corp. - ADR	23,780	308,902
Nintendo Co. Ltd. - ADR	74,200	718,998
Nintendo Co. Ltd.	3,000	116,532
Nippon Building Fund, Inc.	33	137,372
Nippon Prologis REIT, Inc. (b)	175	370,505
Nippon Sanso Holdings Corp.	9,300	168,029
Nippon Telegraph & Telephone Corp.	5,200	155,400
Nippon Yusen KK	9,300	217,246

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
JAPAN - 14.3% (Continued)
Nitori Holdings Co. Ltd.	1,100	$132,846
Nomura Real Estate Holdings, Inc.	6,900	152,800
Nomura Research Institute Ltd.	10,900	254,941
Olympus Corp.	16,400	288,047
Omron Corp.	2,900	169,738
Ono Pharmaceutical Co. Ltd.	6,900	143,792
Oriental Land Co. Ltd.	20,800	712,219
ORIX Corp.	16,800	277,015
Pan Pacific International Holdings Corp.	10,900	210,887
PDD Holdings, Inc. - ADR (b)	8,211	623,215
Persol Holdings Co. Ltd.	8,000	161,089
Recruit Holdings Co. Ltd.	25,750	708,400
Resona Holdings, Inc.	45,300	218,547
Ricoh Co. Ltd.	25,500	191,290
Secom Co. Ltd.	2,700	166,405
Seiko Epson Corp.	30,300	432,954
Sekisui House Ltd. - ADR	21,690	440,090
Sekisui House Ltd.	8,000	163,060
Seven & i Holdings Co. Ltd.	18,900	853,843
Sharp Corp.	20,600	145,661
Shimadzu Corp.	17,000	533,706
Shimano, Inc.	2,084	361,358
Shin-Etsu Chemical Co. Ltd.	17,000	551,871
Shionogi & Co. Ltd.	3,400	153,368
Shiseido Co. Ltd. - ADR	2,703	126,284
Shiseido Co. Ltd.	2,100	98,461
SoftBank Corp.	33,205	383,335
SoftBank Group Corp. - ADR	12,130	238,354
SoftBank Group Corp.	13,000	511,107
Sony Group Corp. - ADR	19,749	1,790,247
Sony Group Corp.	2,000	182,178
Sumitomo Corp.	23,254	411,978
Sumitomo Metal Mining Co. Ltd.	8,000	306,130
Sumitomo Mitsui Financial Group, Inc. - ADR	44,230	353,840
Sumitomo Mitsui Financial Group, Inc.	13,200	528,264
Sumitomo Mitsui Trust Holdings, Inc.	19,600	673,418

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
JAPAN - 14.3% (Continued)
Suntory Beverage & Food Ltd.	7,600	$283,105
Takeda Pharmaceutical Co. Ltd. - ADR	17,704	291,762
Takeda Pharmaceutical Co. Ltd.	35,100	1,152,878
TDK Corp.	11,700	420,010
Terumo Corp.	10,972	296,759
Toho Co. Ltd.	4,100	157,199
Tokyo Electron Ltd.	5,700	696,389
Toppan, Inc.	55,900	1,126,584
Toray Industries, Inc.	50,000	286,054
TOTO Ltd.	5,000	167,529
Toyota Motor Corp. - ADR	10,972	1,554,623
USS Co. Ltd.	31,120	539,952
Yamaha Corp.	17,000	656,647
Yamaha Motor Co. Ltd.	31,100	813,961
Yokogawa Electric Corp.	36,800	599,270
Z Holdings Corp.	54,000	153,124
		53,314,070
JERSEY - 0.2%
Experian plc - ADR	11,145	367,339
Experian plc	2,439	80,315
WPP plc - ADR	1,188	70,710
WPP plc	34,966	415,452
		933,816
LUXEMBOURG - 0.2%
Aroundtown S.A.	34,293	49,033
Tenaris S.A. - ADR	30,827	876,104
		925,137
MEXICO - 1.1%
America Movil SAB de C.V. - ADR (b)	11,290	237,655
Fomento Economico Mexicano S.A.B. de C.V. - ADR	12,776	1,216,147
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	2,661	519,188
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	3,153	966,300
Wal-Mart de Mexico S.A.B. de C.V. - ADR (a)	32,608	1,298,124
		4,237,414
NETHERLANDS - 3.1%
Adyen N.V. (b)	349	556,218

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
NETHERLANDS - 3.1% (Continued)
Aegon N.V.	13,988	$60,148
Akzo Nobel N.V. - ADR	1,673	43,582
Argenx SE - ADR (a)(b)	732	272,728
ASML Holding N.V.	6,611	4,500,174
CNH Industrial N.V.	17,084	260,873
Exor N.V. (b)	3,298	272,006
ING Groep N.V. - ADR	40,673	482,788
ING Groep N.V.	12,870	152,866
Koninklijke Ahold Delhaize N.V. - ADR	24,466	835,171
Koninklijke Ahold Delhaize N.V.	5,491	187,638
Koninklijke DSM N.V.	2,622	310,361
NN Group N.V.	8,950	325,039
OCI N.V. (b)	9,087	308,109
Prosus N.V. (b)	13,725	1,074,938
QIAGEN N.V. (a)(b)	11,697	537,243
Randstad N.V.	3,477	206,452
Stellantis N.V.	42,053	764,368
STMicroelectronics N.V. (a)	2,836	151,698
Wolters Kluwer N.V.	1,707	215,529
		11,517,929
NORWAY - 1.7%
Aker BP ASA	53,928	1,323,136
Equinor ASA - ADR	158,981	4,519,830
Norsk Hydro ASA	79,990	597,248
		6,440,214
PHILIPPINES - 0.0% (c)
PLDT, Inc. - ADR	3,953	99,813

PORTUGAL - 0.5%
Galp Energia SGPS S.A.	155,230	1,756,821
Jeronimo Martins SGPS S.A.	8,104	190,262
		1,947,083
RUSSIA - 0.0% (c)
Mobile TeleSystems PJSC - ADR (b)(d)(e)	86,910	869

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
SINGAPORE - 1.6%
BOC Aviation Ltd.	87,700	$680,091
CapitaLand Ascendas REIT	167,800	361,807
CapitaLand Integrated Commercial Trust	522,925	779,895
CapitaLand Investment Ltd.	183,000	507,729
CDL Hospitality Trusts	28,826	25,834
City Developments Ltd.	203,900	1,131,415
DBS Group Holdings Ltd. - ADR	11,392	1,129,061
Singapore Telecommunications Ltd.	216,000	400,214
Venture Corp. Ltd.	84,300	1,121,970
		6,138,016
SOUTH AFRICA - 1.0%
FirstRand Ltd.	201,574	683,265
Gold Fields Ltd. - ADR (a)	14,088	187,652
Impala Platinum Holdings Ltd. - ADR (a)	29,987	274,981
Mr Price Group Ltd.	56,059	454,046
MTN Group Ltd. (b)	18,970	135,920
MultiChoice Group Ltd.	72,496	503,823
Naspers Ltd. - Class N - ADR	26,085	956,276
Standard Bank Group Ltd.	44,968	436,034
		3,631,997
SOUTH KOREA - 3.8%
Celltrion, Inc.	4,265	491,459
Hyundai Mobis Co. Ltd.	8,222	1,361,355
KB Financial Group, Inc. - ADR	15,444	562,471
KT Corp. - ADR	39,515	448,100
LG Display Co. Ltd. - ADR	3	19
NAVER Corp.	5,824	909,738
POSCO Holdings, Inc. - ADR	12,686	884,087
Samsung Electronics Co. Ltd.	112,248	5,533,557
Shinhan Financial Group Co. Ltd. - ADR	23,067	621,425
Shinhan Financial Group Co. Ltd.	29,265	792,528
SK Hynix, Inc.	15,952	1,088,289
SK Telecom Co. Ltd. - ADR (a)	19,765	405,380
Woori Financial Group, Inc. - ADR	34,279	901,195
		13,999,603

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
SPAIN - 1.9%
Aena SME S.A. (b)	5,525	$893,617
Amadeus IT Group S.A. (b)	7,348	493,028
CaixaBank S.A.	18,268	71,295
Cellnex Telecom S.A.	4,067	158,188
Grifols S.A. (b)	20,633	152,065
Iberdrola S.A. - ADR	1,595	79,304
Iberdrola S.A.	29,928	372,912
Industria de Diseno Textil S.A.	34,462	1,157,990
Naturgy Energy Group S.A.	12,657	381,096
Repsol S.A.	178,289	2,742,253
Telefónica S.A.	92,766	399,606
		6,901,354
SWEDEN - 1.3%
Atlas Copco AB - A Shares	58,602	742,347
Atlas Copco AB - Class A - ADR	26,193	330,556
Boliden AB	20,477	804,375
Epiroc AB - Class A	14,553	288,860
Essity AB - Series B	7,919	226,184
H & M Hennes & Mauritz AB - B Shares	19,185	274,282
Hexagon AB - B Shares	62,284	716,810
Industrivarden AB - A Shares	23,389	632,110
Svenska Cellulosa AB S.C.A. - Series B	16,418	216,221
Svenska Handelsbanken AB - A Shares	31,343	271,442
Telefonaktiebolaget LM Ericsson - B Shares	42,832	251,059
		4,754,246
SWITZERLAND - 6.5%
ABB Ltd. - ADR (a)	58,667	2,012,278
ABB Ltd.	5,783	198,981
Accelleron Industries A.G. (b)	289	6,844
Accelleron Industries A.G. (b)	1,953	45,700
Adecco Group AG	8,723	317,795
Alcon, Inc. (a)	5,312	374,708
Barry Callebaut AG	553	1,171,897
Clariant AG (b)	10,218	169,541
Coca-Cola HBC AG	26,042	712,945
Geberit AG	1,928	1,076,886

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
SWITZERLAND - 6.5% (Continued)
Givaudan S.A.	223	$725,953
Holcim Ltd. (b)	8,532	550,342
Julius Baer Group Ltd.	3,557	243,018
Keuhne + Nagel International AG	643	191,544
Logitech International S.A.	4,776	277,295
Lonza Group AG - ADR	1,070	64,098
Lonza Group AG	2,080	1,252,392
Nestlé S.A. - ADR	31,994	3,893,350
Nestlé S.A.	4,022	490,496
Partners Group Holding AG	570	536,882
Roche Holding AG - ADR (a)	73,736	2,644,173
Roche Holding AG	2,204	629,894
Sika AG	852	239,027
Sonova Holding AG	1,560	460,268
Swatch Group AG (The)	707	243,530
Swiss Life Holding AG	1,691	1,043,721
Swiss Re AG	9,611	987,555
Swisscom AG	981	626,163
Temenos AG	3,323	231,278
UBS Group AG	39,428	834,483
UBS Group AG (a)	26,246	560,090
Zurich Insurance Group AG - ADR	24,700	1,181,648
Zurich Insurance Group AG	492	235,810
		24,230,585
TAIWAN - 4.8%
ASE Technology Holding Co. Ltd. - ADR (a)	126,937	1,011,688
AUO Corp. - ADR	115,722	719,791
Chunghwa Telecom Co. Ltd. - ADR	122,331	4,783,142
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	105,463	9,810,168
United Microelectronics Corp. - ADR (a)(b)	183,092	1,603,886
		17,928,675
UNITED KINGDOM - 8.8%
3i Group plc	68,813	1,434,385
Anglo American plc	40,782	1,356,294
Antofagasta plc	47,452	929,223
Ashtead Group plc	11,037	677,764

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
UNITED KINGDOM - 8.8% (Continued)
AstraZeneca plc - ADR	51,316	$3,561,844
Aviva plc	147,903	738,837
Barratt Developments plc	27,950	160,855
British Land Co. plc (The)	62,287	298,710
BT Group plc	130,919	235,842
Bunzl plc	5,822	219,924
Burberry Group plc	13,434	430,179
Coca-Cola Europacific Partners plc	21,706	1,284,778
Compass Group plc	35,682	896,795
GSK plc - ADR	27,099	964,182
GSK plc	27,901	493,020
Haleon plc - ADR (a)	17,287	140,716
Halma plc	6,736	185,968
HSBC Holdings plc - ADR (a)	58,458	1,995,171
HSBC Holdings plc	27,340	185,827
Informa plc	99,047	849,026
InterContinental Hotels Group plc - ADR (a)	2,515	167,499
J Sainsbury plc	86,209	296,678
Kingfisher plc	161,921	523,441
Land Securities Group plc	31,696	243,251
Legal & General Group plc	210,040	621,251
Lloyds Banking Group plc	437,921	257,462
London Stock Exchange Group plc	7,929	770,185
Mondi plc	24,044	381,769
National Grid plc	77,306	1,045,778
NatWest Group plc	160,250	522,930
PEARSON plc - ADR	42,312	442,160
PEARSON plc	24,794	259,482
Prudential plc - ADR (a)	10,228	279,633
Reckitt Benckiser Group plc - ADR	34,350	531,515
Reckitt Benckiser Group plc	3,212	244,375
RELX plc - ADR	28,876	936,737
RELX plc	74,635	2,417,334
Rentokil Initial plc	28,495	208,269
Sage Group plc (The) - ADR	2,320	88,670
Sage Group plc (The)	14,027	134,617

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
UNITED KINGDOM - 8.8% (Continued)
Segro plc	49,056	$467,202
Severn Trent plc	16,234	576,712
Taylor Wimpey plc	108,822	160,105
Tesco plc - ADR	293	2,866
Tesco plc	144,166	472,665
Unilever plc - ADR	44,516	2,311,716
United Utilities Group plc	59,321	776,405
Vodafone Group plc - ADR	18,241	201,381
Whitbread plc	5,438	200,831
		32,582,259

TOTAL COMMON STOCKS (Cost $273,922,437)		$365,265,203

CORPORATE NOTES - 0.8%	Coupon	Maturity	Par Value	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/15/23	$870,000	$864,055
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	480,000	470,207
Calvert Social Investment Foundation, Inc. (d)	1.000%	06/14/24	450,000	425,595
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	290,000	280,740
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/24	120,000	114,808
Calvert Social Investment Foundation, Inc. (d)	2.500%	06/13/25	500,000	468,320
Calvert Social Investment Foundation, Inc. (d)	2.500%	12/15/25	400,000	370,383
TOTAL CORPORATE NOTES (Cost $3,110,000)				$2,994,108

MONEY MARKET FUNDS - 0.3%	Shares	Fair Value
First American Government Obligations Fund - Class X, 4.65% (f) (Cost $1,238,957)	1,238,957	$1,238,957

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 8.3%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (f)(g) (Cost $30,908,830)	30,908,830	$30,908,830

TOTAL INVESTMENTS - (Cost $309,180,224) - 107.5%		$400,407,098

LIABILITES IN EXESS OF OTHER ASSETS - (7.5%)		(28,133,507)

NET ASSETS - 100.0%		$372,273,591

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2023 was $30,199,926.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	Illiquid securities are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	$870,000	$864,055	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	480,000	470,207	0.1%
Calvert Social Investment Foundation, Inc. 1.000%, 06/14/24	06/15/21	450,000	425,595	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	290,000	280,740	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	120,000	114,808	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	500,000	468,320	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	400,000	370,383	0.1%
Mobile TeleSystems PJSC - ADR	07/19/11	752,376	869	0.0	%(c)
		$3,862,376	$2,994,977	0.8%

(e)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total fair value of such securities was $869 as of March 31, 2023 representing 0.0% (c) of net assets.
(f)	The rate shown is the 7-day effective yield as of March 31, 2023.
(g)	The security was purchased with cash collateral received from securities on loan.

ADR - American Depositary Receipt
CDI - CHESS Depositary Interest
plc - Public Liability Company
REIT - Real Estate Investment Trust

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

March 31, 2023 (Unaudited)

Common Stocks by Sector/Industry	% of Net Assets
Communications - 9.6%
Advertising & Marketing	0.5%
Cable & Satellite	0.1%
Entertainment Content	0.8%
Internet Media & Services	3.5%
Publishing & Broadcasting	0.4%
Telecommunications	4.3%
Consumer Discretionary - 9.9%
Apparel & Textile Products	1.5%
Automotive	3.2%
E-Commerce Discretionary	1.1%
Home & Office Products *	0.0%
Home Construction	0.8%
Leisure Facilities & Services	0.6%
Leisure Products	0.3%
Retail - Discretionary	2.0%
Wholesale - Discretionary	0.4%
Consumer Staples - 7.0%
Beverages	1.1%
Food	1.8%
Household Products	2.2%
Retail - Consumer Staples	1.5%
Wholesale - Consumer Staples	0.4%
Energy - 3.5%
Oil & Gas Producers	3.3%
Renewable Energy	0.2%
Financials - 19.9%
Asset Management	1.8%
Banking	11.9%
Institutional Financial Services	1.0%
Insurance	4.9%
Specialty Finance	0.3%

Schedule of Portfolio Investments (Continued)

Common Stocks by Sector/Industry (Continued)	% of Net Assets
Health Care - 8.4%
Biotech & Pharma	5.7%
Health Care Facilities & Services	1.0%
Medical Equipment & Devices	1.7%
Industrials - 9.6%
Commercial Support Services	1.7%
Diversified Industrials	0.5%
Electrical Equipment	1.8%
Engineering & Construction	0.1%
Industrial Support Services	0.3%
Machinery	1.2%
Transportation & Logistics	3.9%
Transportation Equipment	0.1%
Materials - 8.7%
Chemicals	2.4%
Construction Materials	0.6%
Containers & Packaging	0.5%
Forestry, Paper & Wood Products	0.5%
Metals & Mining	3.4%
Steel	1.3%
Real Estate - 3.7%
Real Estate Owners & Developers	1.6%
Real Estate Services *	0.0%
REITs	2.1%
Technology - 15.6%
Semiconductors	5.2%
Software	0.8%
Technology Hardware	4.6%
Technology Services	5.0%
Utilities - 2.2%
Electric & Gas Marketing & Trading	0.2%
Electric Utilities	1.5%
Gas & Water Utilities	0.5%
98.1%

*	Amount rounds to less than 0.1%.

Schedule of Portfolio Investments

Praxis Value Index Fund

March 31, 2023 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Fair Value
ADVERTISING & MARKETING - 0.2%
Omnicom Group, Inc.	10,229	$965,004

AEROSPACE & DEFENSE - 0.3%
TransDigm Group, Inc.	1,510	1,112,945

APPAREL & TEXTILE PRODUCTS - 1.0%
NIKE, Inc. - Class B (a)	29,440	3,610,521
VF Corp.	18,360	420,628
		4,031,149
ASSET MANAGEMENT - 1.2%
Ameriprise Financial, Inc.	1,540	472,010
BlackRock, Inc.	4,022	2,691,200
Charles Schwab Corp. (The)	17,660	925,031
Invesco Ltd.	34,830	571,212
T. Rowe Price Group, Inc. (a)	2,870	324,023
		4,983,476
AUTOMOTIVE - 1.0%
Aptiv plc (b)	7,050	790,939
BorgWarner, Inc.	14,870	730,266
Ford Motor Co.	104,753	1,319,888
General Motors Co.	37,320	1,368,898
		4,209,991
BANKING - 6.0%
Bank of America Corp.	192,070	5,493,202
Citigroup, Inc.	63,306	2,968,418
Citizens Financial Group, Inc. (a)	10,900	331,033
Fifth Third Bancorp	19,490	519,214
First Republic Bank (a)	4,180	58,478
Huntington Bancshares, Inc.	43,970	492,464
JPMorgan Chase & Co.	75,425	9,828,632
KeyCorp (a)	21,488	269,030
M&T Bank Corp. (a)	5,634	673,657
PNC Financial Services Group, Inc. (The)	11,131	1,414,750
Regions Financial Corp. (a)	24,860	461,402
Signature Bank	2,580	472
Truist Financial Corp.	40,660	1,386,506

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
BANKING - 6.0% (Continued)
U.S. Bancorp (a)	34,867	$1,256,955
		25,154,213
BEVERAGES - 0.9%
Coca-Cola Co. (The)	40,420	2,507,253
Keurig Dr Pepper, Inc. (a)	12,430	438,530
PepsiCo, Inc.	4,139	754,540
		3,700,323
BIOTECH & PHARMA - 1.7%
Biogen, Inc. (b)	1,930	536,598
Gilead Sciences, Inc.	3,130	259,696
Johnson & Johnson	28,441	4,408,355
Viatris, Inc.	40,540	389,995
Zoetis, Inc.	10,000	1,664,400
		7,259,044
CABLE & SATELLITE - 1.4%
Charter Communications, Inc. - Class A (b)	2,520	901,177
Comcast Corp. - Class A	119,140	4,516,597
DISH Network Corp. - Class A (b)	34,020	317,407
		5,735,181
CHEMICALS - 3.0%
Air Products & Chemicals, Inc.	2,397	688,442
Dow, Inc.	7,400	405,668
DuPont de Nemours, Inc.	8,148	584,782
Ecolab, Inc. (a)	2,960	489,969
FMC Corp. (a)	2,410	294,333
International Flavors & Fragrances, Inc.	9,942	914,266
Linde plc (a)	15,566	5,532,779
LyondellBasell Industries N.V. - Class A	12,360	1,160,481
PPG Industries, Inc.	10,210	1,363,852
Sherwin-Williams Co. (The)	6,010	1,350,868
		12,785,440
COMMERCIAL SUPPORT SERVICES - 0.9%
Republic Services, Inc.	11,450	1,548,269
Robert Half International, Inc.	5,180	417,353
Rollins, Inc.	6,760	253,703
Waste Management, Inc.	10,650	1,737,760
		3,957,085

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
CONSTRUCTION MATERIALS - 0.1%
Martin Marietta Materials, Inc.	1,320	$468,679
Vulcan Materials Co.	1,030	176,707
		645,386
CONTAINERS & PACKAGING - 0.1%
Amcor plc	23,320	265,382
WestRock Co.	10,430	317,802
		583,184
DIVERSIFIED INDUSTRIALS - 1.4%
Dover Corp.	5,253	798,141
Emerson Electric Co.	12,984	1,131,426
Illinois Tool Works, Inc. (a)	12,695	3,090,598
Pentair plc	12,120	669,872
		5,690,037
E-COMMERCE DISCRETIONARY - 3.3%
Amazon.com, Inc. (b)	122,600	12,663,354
eBay, Inc.	12,910	572,817
Etsy, Inc. (a)(b)	3,930	437,527
		13,673,698
ELECTRIC UTILITIES - 5.1%
AES Corp. (The)	10,154	244,508
Ameren Corp.	3,400	293,726
American Electric Power Co., Inc.	16,270	1,480,407
CenterPoint Energy, Inc.	19,510	574,765
CMS Energy Corp.	12,530	769,091
Consolidated Edison, Inc. (a)	29,931	2,863,499
DTE Energy Co.	4,170	456,782
Duke Energy Corp.	25,514	2,461,336
Edison International (a)	16,627	1,173,700
Eversource Energy	7,770	608,080
Exelon Corp.	34,410	1,441,435
NextEra Energy, Inc.	56,650	4,366,582
PPL Corp.	26,930	748,385
Sempra Energy	6,023	910,437
Southern Co. (The)	36,061	2,509,124
Xcel Energy, Inc.	9,744	657,135
		21,558,992
ELECTRICAL EQUIPMENT - 3.1%
AMETEK, Inc.	4,630	672,878

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
ELECTRICAL EQUIPMENT - 3.1% (Continued)
Carrier Global Corp.	22,720	$1,039,440
Generac Holdings, Inc. (a)(b)	3,210	346,712
Johnson Controls International plc	38,687	2,329,731
Keysight Technologies, Inc. (b)	3,690	595,861
Otis Worldwide Corp.	20,480	1,728,512
Rockwell Automation, Inc. (a)	7,420	2,177,399
TE Connectivity Ltd.	14,490	1,900,364
Trane Technologies plc	10,390	1,911,552
Trimble, Inc. (b)	8,990	471,256
		13,173,705
ENGINEERING & CONSTRUCTION - 0.0% (c)
Quanta Services, Inc.	840	139,978

ENTERTAINMENT CONTENT - 1.9%
Activision Blizzard, Inc.	7,690	658,187
Electronic Arts, Inc.	3,150	379,417
Fox Corp. - Class B	13,000	407,030
Paramount Global - Class B (a)	18,226	406,622
Walt Disney Co. (The) (b)	47,699	4,776,101
Warner Bros. Discovery, Inc. (b)	88,447	1,335,550
		7,962,907
FOOD - 1.2%
Conagra Brands, Inc.	16,070	603,589
Hormel Foods Corp.	4,080	162,710
J.M. Smucker Co. (The)	5,630	885,993
Kellogg Co.	5,960	399,082
Kraft Heinz Co. (The)	26,030	1,006,580
McCormick & Co., Inc. (a)	6,090	506,749
Mondelez International, Inc. - Class A (a)	15,422	1,075,222
Tyson Foods, Inc. - Class A	8,430	500,068
		5,139,993
GAS & WATER UTILITIES - 0.3%
American Water Works Co., Inc.	4,090	599,144
NiSource, Inc.	19,060	532,918
		1,132,062
HEALTH CARE FACILITIES & SERVICES - 2.2%
AmerisourceBergen Corp.	4,700	752,517
Cardinal Health, Inc.	7,850	592,675

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
HEALTH CARE FACILITIES & SERVICES - 2.2% (Continued)
Catalent, Inc. (a)(b)	5,260	$345,635
Cigna Group (The)	4,062	1,037,963
CVS Health Corp.	32,034	2,380,446
Elevance Health, Inc.	1,150	528,781
HCA Healthcare, Inc.	1,660	437,709
Humana, Inc. (a)	1,410	684,499
IQVIA Holdings, Inc. (b)	2,920	580,759
Laboratory Corp. of America Holdings	2,120	486,370
McKesson Corp.	3,384	1,204,873
UnitedHealth Group, Inc.	510	241,021
		9,273,248
HOME & OFFICE PRODUCTS - 0.1%
Whirlpool Corp. (a)	3,150	415,863

HOME CONSTRUCTION - 0.4%
D.R. Horton, Inc. (a)	3,300	322,377
Lennar Corp. - Class A (a)	6,340	666,397
NVR, Inc. (b)	130	724,385
		1,713,159
HOUSEHOLD PRODUCTS - 2.2%
Church & Dwight Co., Inc.	2,540	224,561
Clorox Co. (The) (a)	2,020	319,645
Estée Lauder Cos., Inc. (The) - Class A	4,940	1,217,512
Kimberly-Clark Corp.	12,700	1,704,594
Procter & Gamble Co. (The)	38,156	5,673,416
		9,139,728
INDUSTRIAL SUPPORT SERVICES - 0.4%
Fastenal Co.	9,800	528,612
United Rentals, Inc.	1,620	641,131
W.W. Grainger, Inc.	870	599,265
		1,769,008
INSTITUTIONAL FINANCIAL SERVICES - 3.1%
Bank of New York Mellon Corp. (The)	38,024	1,727,810
CME Group, Inc.	11,190	2,143,109
Goldman Sachs Group, Inc. (The)	9,160	2,996,327
Intercontinental Exchange, Inc.	16,430	1,713,485
Morgan Stanley (a)	35,391	3,107,330

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
INSTITUTIONAL FINANCIAL SERVICES - 3.1% (Continued)
Nasdaq, Inc.	40	$2,187
Northern Trust Corp. (a)	6,297	554,955
State Street Corp.	10,420	788,690
		13,033,893
INSURANCE - 5.1%
Aflac, Inc.	20,790	1,341,371
Allstate Corp. (The)	10,919	1,209,934
American International Group, Inc.	22,987	1,157,625
Aon plc - Class A	4,280	1,349,441
Arthur J. Gallagher & Co.	4,520	864,721
Assurant, Inc.	4,170	500,692
Berkley (W.R.) Corp.	9,825	611,704
Brown & Brown, Inc.	15,040	863,597
Chubb Ltd.	8,860	1,720,435
Cincinnati Financial Corp.	9,332	1,045,931
Everest Re Group Ltd.	2,840	1,016,777
Globe Life, Inc.	4,450	489,589
Hartford Financial Services Group, Inc. (The)	10,830	754,743
Lincoln National Corp.	16,990	381,765
Loews Corp.	25,180	1,460,944
Marsh & McLennan Cos., Inc.	7,170	1,194,163
MetLife, Inc.	23,733	1,375,090
Principal Financial Group, Inc.	4,530	336,670
Progressive Corp. (The)	8,230	1,177,384
Prudential Financial, Inc.	13,980	1,156,705
Travelers Cos., Inc. (The)	5,403	926,128
Willis Towers Watson plc	1,250	290,475
		21,225,884
INTERNET MEDIA & SERVICES - 4.6%
Booking Holdings, Inc. (b)	1,010	2,678,934
Match Group, Inc. (b)	14,910	572,395
Meta Platforms, Inc. - Class A (b)	56,990	12,078,460
Netflix, Inc. (b)	11,010	3,803,735
		19,133,524
LEISURE FACILITIES & SERVICES - 1.8%
Carnival Corp. (a)(b)	34,193	347,059
Darden Restaurants, Inc.	2,130	330,491

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
LEISURE FACILITIES & SERVICES - 1.8% (Continued)
Hilton Worldwide Holdings, Inc.	6,420	$904,386
Live Nation Entertainment, Inc. (a)(b)	6,980	488,600
Marriott International, Inc. - Class A	2,910	483,176
McDonald's Corp.	8,340	2,331,947
Royal Caribbean Cruises Ltd. (b)	4,840	316,052
Starbucks Corp.	16,870	1,756,673
Yum! Brands, Inc.	5,400	713,232
		7,671,616
LEISURE PRODUCTS - 0.4%
Hasbro, Inc.	29,200	1,567,748

MACHINERY - 1.0%
Deere & Co. (a)	907	374,482
IDEX Corp.	2,840	656,125
Ingersoll-Rand, Inc.	13,050	759,249
Nordson Corp. (a)	2,610	580,099
Stanley Black & Decker, Inc.	8,890	716,356
Xylem, Inc.	9,970	1,043,859
		4,130,170
MEDICAL EQUIPMENT & DEVICES - 5.7%
Abbott Laboratories	23,170	2,346,194
Agilent Technologies, Inc. (a)	1,990	275,297
Align Technology, Inc. (b)	2,500	835,350
Baxter International, Inc.	17,182	696,902
Becton, Dickinson and Co.	8,310	2,057,058
Bio-Rad Laboratories, Inc. - Class A (b)	720	344,894
Boston Scientific Corp. (b)	29,180	1,459,875
Cooper Cos., Inc. (The)	1,170	436,831
Danaher Corp. (a)	4,670	1,177,027
DENTSPLY SIRONA, Inc. (a)	10,150	398,692
Edwards Lifesciences Corp. (b)	11,480	949,740
GE HealthCare Technologies, Inc. (b)	4,240	347,807
IDEXX Laboratories, Inc. (b)	660	330,053
Illumina, Inc. (b)	5,030	1,169,727
Intuitive Surgical, Inc. (b)	4,520	1,154,724
Medtronic plc	33,680	2,715,282
PerkinElmer, Inc.	2,360	314,494

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
MEDICAL EQUIPMENT & DEVICES - 5.7% (Continued)
ResMed, Inc.	2,370	$519,006
Stryker Corp.	8,800	2,512,136
Teleflex, Inc.	2,740	694,069
Thermo Fisher Scientific, Inc. (a)	3,154	1,817,871
West Pharmaceutical Services, Inc.	1,260	436,552
Zimmer Biomet Holdings, Inc.	5,900	762,280
		23,751,861
METALS & MINING - 0.3%
Newmont Corp.	22,640	1,109,813

OIL & GAS PRODUCERS - 0.8%
ConocoPhillips	5,377	533,452
Pioneer Natural Resources Co.	3,330	680,119
Valero Energy Corp.	14,590	2,036,764
		3,250,335
OIL & GAS SERVICES & EQUIPMENT - 0.6%
Baker Hughes Co.	44,790	1,292,639
Schlumberger Ltd.	26,396	1,296,044
		2,588,683
REAL ESTATE SERVICES - 0.2%
CBRE Group, Inc. - Class A (b)	10,290	749,215

REITS - 4.5%
Alexandria Real Estate Equities, Inc.	5,380	675,674
American Tower Corp.	4,760	972,658
AvalonBay Communities, Inc. (a)	5,900	991,554
Boston Properties, Inc.	13,490	730,079
Crown Castle, Inc.	6,910	924,834
Digital Realty Trust, Inc.	8,840	869,060
Equinix, Inc.	2,350	1,694,444
Equity Residential	7,500	450,000
Essex Property Trust, Inc. (a)	1,340	280,248
Extra Space Storage, Inc.	290	47,250
Federal Realty Investment Trust	4,450	439,793
Healthpeak Properties, Inc.	20,530	451,044
Host Hotels & Resorts, Inc. (a)	20,470	337,550
Kimco Realty Corp.	22,420	437,863

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
REITS - 4.5% (Continued)
Mid-America Apartment Communities, Inc.	2,890	$436,506
Prologis, Inc.	26,080	3,254,002
Public Storage	1,920	580,109
Realty Income Corp.	20,130	1,274,632
Regency Centers Corp.	9,230	564,691
SBA Communications Corp. - Class A	1,660	433,376
Simon Property Group, Inc.	8,469	948,274
UDR, Inc.	8,600	353,116
Ventas, Inc. (a)	11,270	488,554
VICI Properties, Inc. (a)	9,190	299,778
Welltower, Inc.	13,540	970,683
		18,905,772
RETAIL - CONSUMER STAPLES - 2.6%
Costco Wholesale Corp.	3,700	1,838,419
Dollar General Corp.	1,190	250,447
Kroger Co. (The)	20,514	1,012,776
Target Corp.	9,860	1,633,112
Walgreen Boots Alliance, Inc.	22,490	777,704
Walmart, Inc.	37,380	5,511,681
		11,024,139
RETAIL - DISCRETIONARY - 1.8%
AutoZone, Inc. (b)	240	589,956
Bath & Body Works, Inc.	7,140	261,181
CarMax, Inc. (a)(b)	3,630	233,336
Genuine Parts Co.	4,570	764,607
Home Depot, Inc. (The) (a)	10,732	3,167,228
Lowe's Cos., Inc.	4,570	913,863
Ross Stores, Inc.	8,070	856,469
TJX Cos., Inc. (The)	12,030	942,671
		7,729,311
SEMICONDUCTORS - 3.4%
Advanced Micro Devices, Inc. (b)	16,990	1,665,190
Analog Devices, Inc.	6,980	1,376,595
Broadcom, Inc.	4,180	2,681,637
Intel Corp.	112,288	3,668,449
Microchip Technology, Inc.	4,630	387,901
Micron Technology, Inc. (a)	29,590	1,785,461
NVIDIA Corp.	510	141,663

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
SEMICONDUCTORS - 3.4% (Continued)
NXP Semiconductors N.V.	2,190	$408,380
Qorvo, Inc. (b)	4,610	468,238
Skyworks Solutions, Inc.	2,870	338,603
Texas Instruments, Inc. (a)	6,950	1,292,769
		14,214,886
SOFTWARE - 9.2%
Adobe, Inc. (b)	6,460	2,489,490
ANSYS, Inc. (b)	1,760	585,728
Autodesk, Inc. (b)	2,650	551,624
Ceridian HCM Holding, Inc. (b)	4,490	328,758
Gen Digital, Inc.	15,800	271,128
Intuit, Inc.	3,330	1,484,614
Microsoft Corp.	81,860	23,600,238
Oracle Corp.	23,412	2,175,443
Roper Technologies, Inc.	3,030	1,335,291
Salesforce.com, Inc. (b)	26,700	5,334,126
Synopsys, Inc. (b)	920	355,350
		38,511,790
SPECIALTY FINANCE - 0.7%
American Express Co.	9,754	1,608,922
Capital One Financial Corp.	12,880	1,238,541
Synchrony Financial	10,350	300,978
		3,148,441
STEEL - 0.1%
Nucor Corp. (a)	2,220	342,923

TECHNOLOGY HARDWARE - 2.2%
Cisco Systems, Inc.	110,020	5,751,295
Corning, Inc.	14,610	515,441
F5, Inc. (b)	2,100	305,949
Garmin Ltd.	30	3,028
Hewlett Packard Enterprise Co.	27,900	444,447
HP, Inc.	26,820	787,167
Seagate Technology Holdings plc	5,690	376,223
Western Digital Corp. (b)	11,965	450,721
Zebra Technologies Corp. - Class A (a)(b)	1,540	489,720
		9,123,991

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
TECHNOLOGY SERVICES - 4.9%
Accenture plc - Class A	16,780	$4,795,892
Automatic Data Processing, Inc.	880	195,914
Cognizant Technology Solutions Corp. - Class A	10,200	621,486
DXC Technology Co. (a)(b)	15,380	393,113
EPAM Systems, Inc. (b)	1,050	313,950
Equifax, Inc.	460	93,306
Fidelity National Information Services, Inc.	21,130	1,147,993
Fiserv, Inc. (b)	8,480	958,494
Global Payments, Inc.	8,590	904,011
International Business Machines Corp.	23,592	3,092,675
Mastercard, Inc. - Class A	860	312,533
Moody's Corp.	1,080	330,502
MSCI, Inc.	1,140	638,047
Paychex, Inc.	3,334	382,043
PayPal Holdings, Inc. (b)	28,270	2,146,824
S&P Global, Inc.	8,310	2,865,039
Verisk Analytics, Inc. (a)	5,050	968,893
Visa, Inc. - Class A (a)	1,450	326,917
		20,487,632
TELECOMMUNICATIONS - 2.1%
AT&T, Inc.	204,646	3,939,436
T-Mobile US, Inc. (b)	6,580	953,047
Verizon Communications, Inc.	104,080	4,047,671
		8,940,154
TRANSPORTATION & LOGISTICS - 3.3%
Alaska Air Group, Inc. (b)	9,130	383,095
American Airlines Group, Inc. (b)	24,860	366,685
C.H. Robinson Worldwide, Inc. (a)	6,070	603,176
CSX Corp.	31,150	932,631
Delta Air Lines, Inc. (b)	21,130	737,860
FedEx Corp.	6,880	1,572,011
J.B. Hunt Transport Services, Inc.	4,690	822,907
Norfolk Southern Corp.	7,190	1,524,280
Southwest Airlines Co.	24,810	807,317
Union Pacific Corp.	9,000	1,811,340
United Airlines Holdings, Inc. (b)	13,060	577,905
United Parcel Service, Inc. - Class B	18,730	3,633,433
		13,772,640

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
TRANSPORTATION EQUIPMENT - 0.4%
PACCAR, Inc.	12,210	$893,772
Westinghouse Air Brake Technologies Corp.	6,250	631,625
		1,525,397
WHOLESALE - CONSUMER STAPLES - 0.3%
Archer-Daniels-Midland Co. (a)	5,880	468,401
Sysco Corp. (a)	11,430	882,739
		1,351,140
WHOLESALE - DISCRETIONARY - 0.1%
LKQ Corp.	5,170	293,449

TOTAL COMMON STOCKS (COST $346,829,214)		$413,489,206

CORPORATE NOTES - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/15/23	$450,000	$446,925
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	720,000	705,310
Calvert Social Investment Foundation, Inc. (d)	1.000%	06/14/24	750,000	709,325
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	280,000	271,060
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/24	250,000	239,183
Calvert Social Investment Foundation, Inc. (d)	2.500%	06/13/25	280,000	262,259
Calvert Social Investment Foundation, Inc. (d)	2.500%	12/15/25	450,000	416,681
Capital Impact Partners (d)	4.800%	12/15/23	450,000	450,213
TOTAL CORPORATE NOTES (COST $3,630,000)				$3,500,956

MONEY MARKET FUNDS - 0.4%	Shares	Fair Value
First American Government Obligations Fund - Class X, 4.65% (e) (COST $1,660,965)	1,660,965	$1,660,965

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 8.3%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (e)(f) (COST $34,685,253)	34,685,253	$34,685,253

TOTAL INVESTMENTS - (COST $386,805,432) - 108.1%		$453,336,380

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.1%)		(34,019,580)

NET ASSETS - 100.0%		$419,316,800

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2023 was $34,403,561.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	Illiquid securities are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	450,000	446,925	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	720,000	705,310	0.2%
Calvert Social Investment Foundation, Inc. 1.000%, 06/14/24	06/15/21	750,000	709,325	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	280,000	271,060	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	250,000	239,183	0.0	%(c)
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	280,000	262,259	0.0	%(c)
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	450,000	416,681	0.1%
Capital Impact Partners 4.800%, 12/15/23	12/19/22	450,000	450,213	0.1%
		$3,630,000	$3,500,956	0.8%

(e)	The rate shown is the 7-day effective yield as of March 31, 2023.
(f)	The security was purchased with cash collateral received from securities on loan.

plc - Public Liability Company

Schedule of Portfolio Investments

Praxis Growth Index Fund

March 31, 2023 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Fair Value
ADVERTISING & MARKETING - 0.1%
Interpublic Group of Cos., Inc. (The)	11,200	$417,088

AEROSPACE & DEFENSE - 0.3%
Howmet Aerospace, Inc.	17,210	729,188
TransDigm Group, Inc.	870	641,233
		1,370,421
ASSET MANAGEMENT - 0.4%
Ameriprise Financial, Inc.	2,880	882,720
BlackRock, Inc.	923	617,598
Charles Schwab Corp. (The)	5,930	310,613
		1,810,931
AUTOMOTIVE - 2.9%
Tesla, Inc. (a)(b)	66,920	13,883,223

BANKING - 0.2%
Regions Financial Corp. (b)	35,280	654,797
Truist Financial Corp.	9,100	310,310
		965,107
BEVERAGES - 3.1%
Coca-Cola Co. (The)	55,720	3,456,312
Monster Beverage Corp. (a)	6,720	362,947
PepsiCo, Inc.	59,540	10,854,142
		14,673,401
BIOTECH & PHARMA - 10.2%
AbbVie, Inc. (b)	44,181	7,041,126
Amgen, Inc.	15,744	3,806,112
Biogen, Inc. (a)	2,020	561,620
Bristol-Myers Squibb Co.	63,056	4,370,411
Eli Lilly & Co.	21,650	7,435,043
Gilead Sciences, Inc.	36,000	2,986,920
Incyte Corp. (a)	3,300	238,491
Johnson & Johnson	43,618	6,760,790
Merck & Co., Inc.	77,971	8,295,335
Moderna, Inc. (a)	8,160	1,253,213
Regeneron Pharmaceuticals, Inc. (a)	3,671	3,016,350
Vertex Pharmaceuticals, Inc. (a)	8,324	2,622,643

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
BIOTECH & PHARMA - 10.2% (Continued)
Zoetis, Inc.	3,590	$597,520
		48,985,574
CHEMICALS - 2.2%
Air Products & Chemicals, Inc.	8,000	2,297,680
Albemarle Corp.	1,330	293,983
CF Industries Holdings, Inc. (b)	1,610	116,709
Linde plc	13,918	4,947,014
LyondellBasell Industries N.V. - Class A	30,530	2,866,462
Mosaic Company (The)	6,010	275,739
		10,797,587
COMMERCIAL SUPPORT SERVICES - 0.4%
Cintas Corp.	900	416,412
Rollins, Inc.	14,180	532,175
Waste Management, Inc.	6,464	1,054,731
		2,003,318
CONTAINERS & PACKAGING - 0.1%
Amcor plc	55,690	633,752

DIVERSIFIED INDUSTRIALS - 0.2%
Illinois Tool Works, Inc. (b)	3,694	899,304

E-COMMERCE DISCRETIONARY - 2.0%
Amazon.com, Inc. (a)	92,330	9,536,766

ELECTRIC UTILITIES - 0.7%
Consolidated Edison, Inc. (b)	8,140	778,754
Eversource Energy	10,190	797,469
NextEra Energy, Inc.	5,814	448,143
Sempra Energy	8,900	1,345,324
		3,369,690
ELECTRICAL EQUIPMENT - 1.1%
Amphenol Corp. - Class A	10,642	869,664
Johnson Controls International plc	7,170	431,778
Keysight Technologies, Inc. (a)	6,221	1,004,567
Otis Worldwide Corp.	4,950	417,780
Rockwell Automation, Inc. (b)	5,278	1,548,829
Trane Technologies plc	5,710	1,050,526
		5,323,144

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
ENTERTAINMENT CONTENT - 0.3%
Activision Blizzard, Inc.	6,180	$528,946
Electronic Arts, Inc.	3,415	411,337
Walt Disney Co. (The) (a)	5,103	510,963
		1,451,246
FOOD - 1.5%
Campbell Soup Co. (b)	21,660	1,190,867
General Mills, Inc.	32,720	2,796,251
Hershey Co. (The)	5,470	1,391,623
Lamb Weston Holdings, Inc.	3,900	407,628
Mondelez International, Inc. - Class A (b)	18,960	1,321,891
		7,108,260
GAS & WATER UTILITIES - 0.3%
American Water Works Co., Inc.	10,730	1,571,838

HEALTH CARE FACILITIES & SERVICES - 3.9%
AmerisourceBergen Corp.	4,700	752,517
Cardinal Health, Inc.	6,390	482,445
Cigna Group (The)	3,330	850,915
Elevance Health, Inc.	4,760	2,188,696
Henry Schein, Inc. (a)	8,260	673,520
Humana, Inc. (b)	1,060	514,588
IQVIA Holdings, Inc. (a)	2,778	552,516
McKesson Corp.	5,580	1,986,759
UnitedHealth Group, Inc.	22,730	10,741,971
		18,743,927
HOUSEHOLD PRODUCTS - 1.2%
Church & Dwight Co., Inc.	9,850	870,839
Colgate-Palmolive Co.	15,207	1,142,806
Kimberly-Clark Corp.	4,670	626,807
Procter & Gamble Co. (The)	20,980	3,119,516
		5,759,968
INDUSTRIAL SUPPORT SERVICES - 0.4%
W.W. Grainger, Inc.	2,530	1,742,689

INSTITUTIONAL FINANCIAL SERVICES - 0.4%
Intercontinental Exchange, Inc.	12,941	1,349,617
Nasdaq, Inc.	8,490	464,148
		1,813,765

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
INSURANCE - 0.8%
Aon plc - Class A	1,260	$397,266
Arch Capital Group Ltd. (a)	5,760	390,931
Marsh & McLennan Cos., Inc.	4,260	709,503
Progressive Corp. (The)	14,480	2,071,509
Travelers Cos., Inc. (The)	1,830	313,680
		3,882,889
INTERNET MEDIA & SERVICES - 6.1%
Alphabet, Inc. - Class A (a)	156,720	16,256,566
Alphabet, Inc. - Class C (a)	124,120	12,908,480
		29,165,046
LEISURE FACILITIES & SERVICES - 1.4%
Chipotle Mexican Grill, Inc. (a)	617	1,054,015
Hilton Worldwide Holdings, Inc.	5,110	719,846
Marriott International, Inc. - Class A	1,980	328,759
McDonald's Corp.	11,447	3,200,695
Starbucks Corp.	9,152	952,998
Yum! Brands, Inc.	4,940	652,475
		6,908,788
MACHINERY - 1.0%
Deere & Co.	8,086	3,338,547
IDEX Corp.	2,890	667,677
Xylem, Inc.	7,650	800,955
		4,807,179
MEDICAL EQUIPMENT & DEVICES - 4.2%
Abbott Laboratories	20,676	2,093,652
Agilent Technologies, Inc.	8,185	1,132,313
Boston Scientific Corp. (a)	12,030	601,861
Cooper Cos., Inc. (The)	1,311	489,475
Danaher Corp. (b)	17,684	4,457,075
DexCom, Inc. (a)	9,570	1,111,842
IDEXX Laboratories, Inc. (a)	1,700	850,136
Illumina, Inc. (a)	2,758	641,373
Intuitive Surgical, Inc. (a)	1,780	454,737
Mettler-Toledo International, Inc. (a)(b)	960	1,469,002
PerkinElmer, Inc.	4,400	586,344
Thermo Fisher Scientific, Inc. (b)	10,265	5,916,438
Waters Corp. (a)	1,646	509,651
		20,313,899

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
OIL & GAS PRODUCERS - 4.7%
ConocoPhillips	117,220	$11,629,396
Pioneer Natural Resources Co.	37,050	7,567,092
Valero Energy Corp.	25,340	3,537,464
		22,733,952
OIL & GAS SERVICES & EQUIPMENT - 1.1%
Baker Hughes Co.	76,150	2,197,689
Schlumberger Ltd.	64,140	3,149,274
		5,346,963
REAL ESTATE SERVICES - 0.7%
CBRE Group, Inc. - Class A (a)	45,503	3,313,073

REITS - 1.5%
American Tower Corp.	8,562	1,749,559
Crown Castle, Inc.	5,259	703,864
Equinix, Inc.	2,277	1,641,808
Host Hotels & Resorts, Inc. (b)	22,400	369,376
Iron Mountain, Inc.	8,670	458,730
Prologis, Inc.	6,088	759,600
Public Storage	1,350	407,889
SBA Communications Corp. - Class A	1,668	435,465
VICI Properties, Inc (b)	14,310	466,792
		6,993,083
RENEWABLE ENERGY - 0.4%
Enphase Energy, Inc. (a)	2,690	565,653
First Solar, Inc. (a)(b)	4,200	913,500
SolarEdge Technologies, Inc. (a)	1,750	531,913
		2,011,066
RETAIL - CONSUMER STAPLES - 0.7%
Costco Wholesale Corp.	3,333	1,656,068
Dollar General Corp.	4,053	852,994
Dollar Tree, Inc. (a)	1,220	175,131
Walgreen Boots Alliance, Inc.	17,030	588,897
		3,273,090
RETAIL - DISCRETIONARY - 3.0%
AutoZone, Inc. (a)	659	1,619,921
Genuine Parts Co.	6,140	1,027,283
Home Depot, Inc. (The)	16,306	4,812,227
Lowe's Cos., Inc.	13,349	2,669,400

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
RETAIL - DISCRETIONARY - 3.0% (Continued)
O'Reilly Automotive, Inc. (a)	1,810	$1,536,654
TJX Cos., Inc. (The)	18,753	1,469,485
Tractor Supply Co.	2,060	484,182
Ulta Beauty, Inc. (a)	1,070	583,867
		14,203,019
SEMICONDUCTORS - 7.3%
Advanced Micro Devices, Inc. (a)	16,796	1,646,176
Analog Devices, Inc.	4,584	904,057
Applied Materials, Inc.	22,816	2,802,489
Broadcom, Inc.	5,539	3,553,490
Lam Research Corp.	2,633	1,395,806
NVIDIA Corp.	62,256	17,292,849
NXP Semiconductors N.V.	2,220	413,975
ON Semiconductor Corp. (a)(b)	10,610	873,415
QUALCOMM, Inc.	27,400	3,495,692
Texas Instruments, Inc. (b)	13,417	2,495,696
		34,873,645
SOFTWARE - 10.6%
Adobe, Inc. (a)	2,177	838,951
ANSYS, Inc. (a)	1,328	441,958
Autodesk, Inc. (a)	1,516	315,571
Cadence Design Systems, Inc. (a)	10,624	2,231,996
Gen Digital, Inc.	5,360	91,978
Intuit, Inc.	2,800	1,248,324
Microsoft Corp.	128,238	36,971,015
Oracle Corp.	37,870	3,518,880
Paycom Software, Inc. (a)	1,910	580,659
PTC, Inc. (a)	6,510	834,777
ServiceNow, Inc. (a)	3,323	1,544,265
Synopsys, Inc. (a)	6,460	2,495,175
		51,113,549
SPECIALTY FINANCE - 0.3%
American Express Co.	7,720	1,273,414

STEEL - 0.1%
Nucor Corp. (b)	3,250	502,027

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
TECHNOLOGY HARDWARE - 14.4%
Apple, Inc.	399,198	$65,827,750
Arista Networks, Inc. (a)	7,440	1,248,878
Cisco Systems, Inc.	7,020	366,971
HP, Inc.	12,500	366,875
Juniper Networks, Inc.	16,400	564,488
NetApp, Inc.	10,730	685,111
		69,060,073
TECHNOLOGY SERVICES - 6.9%
Accenture plc - Class A	17,989	5,141,436
Automatic Data Processing, Inc.	13,460	2,996,600
Broadridge Financial Solutions, Inc.	2,596	380,496
Fiserv, Inc. (a)	11,266	1,273,396
Gartner, Inc. (a)	10	3,258
International Business Machines Corp.	2,900	380,161
Jack Henry & Associates, Inc. (b)	3,660	551,635
MarketAxess Holdings, Inc.	1,390	543,893
Mastercard, Inc. - Class A	22,916	8,327,904
Moody's Corp.	3,375	1,032,817
MSCI, Inc.	1,797	1,005,763
S&P Global, Inc.	2,494	859,856
Visa, Inc. - Class A (b)	46,423	10,466,530
		32,963,745
TELECOMMUNICATIONS - 0.1%
T-Mobile US, Inc. (a)	3,790	548,944

TRANSPORTATION & LOGISTICS - 1.4%
Alaska Air Group, Inc. (a)	7,690	322,672
American Airlines Group, Inc. (a)	43,510	641,773
CSX Corp.	22,471	672,782
Delta Air Lines, Inc. (a)	11,420	398,786
Expeditors International of Washington, Inc.	4,770	525,272
J.B. Hunt Transport Services, Inc.	2,270	398,294
Old Dominion Freight Line, Inc.	2,950	1,005,478
Southwest Airlines Co.	10,060	327,352
Union Pacific Corp.	3,921	789,141
United Airlines Holdings, Inc. (a)	8,760	387,630
United Parcel Service, Inc. - Class B	7,445	1,444,256
		6,913,436

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.9% (Continued)	Shares	Fair Value
WHOLESALE - CONSUMER STAPLES - 0.1%
Sysco Corp.	5,970	$461,063

WHOLESALE - DISCRETIONARY - 0.2%
Copart, Inc. (a)	10,326	776,618

TOTAL COMMON STOCKS (COST $294,169,663)		$474,299,560

CORPORATE NOTES - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/15/23	$900,000	$893,851
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/23	200,000	195,919
Calvert Social Investment Foundation, Inc. (c)	1.000%	06/14/24	520,000	491,799
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/17/24	550,000	532,438
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/24	150,000	143,510
Calvert Social Investment Foundation, Inc. (c)	2.500%	06/13/25	670,000	627,549
Calvert Social Investment Foundation, Inc. (c)	2.500%	12/15/25	500,000	462,979
Capital Impact Partners (c)	4.800%	12/15/23	600,000	600,284
TOTAL CORPORATE NOTES (COST $4,090,000)				$3,948,329

MONEY MARKET FUNDS - 0.2%	Shares	Fair Value
First American Government Obligations Fund - Class X, 4.65% (d) (COST $1,140,889)	1,140,889	$1,140,889

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 11.4%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (d)(e) (COST $54,579,859)	54,579,859	$54,579,859

TOTAL INVESTMENTS - (COST $353,980,411) - 111.3%		$533,968,637

LIABILITIES IN EXCESS OF OTHER ASSETS - (11.3%)		(54,206,586)

NET ASSETS - 100.0%		$479,762,051

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2023 was $54,823,301.
(c)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	900,000	893,851	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	200,000	195,919	0.1%
Calvert Social Investment Foundation, Inc. 1.000%, 06/14/24	06/15/21	520,000	491,799	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	550,000	532,438	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	150,000	143,510	0.0	%(f)
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	670,000	627,549	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	500,000	462,979	0.1%
Capital Impact Partners 4.800%, 12/15/23	12/19/22	600,000	600,284	0.1%
		$4,090,000	$3,948,329	0.8%

(d)	The rate shown is the 7-day effective yield as of March 31, 2023.
(e)	The security was purchased with cash collateral received from securities on loan.
(f)	Percentage rounds to less than 0.1%.

plc - Public Liability Company

Schedule of Portfolio Investments

Praxis Small Cap Index Fund

March 31, 2023 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Fair Value
ADVERTISING & MARKETING - 0.2%
QuinStreet, Inc. (a)	15,700	$249,159

AEROSPACE & DEFENSE - 0.2%
Barnes Group, Inc.	6,060	244,097

APPAREL & TEXTILE PRODUCTS - 1.2%
Hanesbrands, Inc. (b)	75,150	395,289
Kontoor Brands, Inc. (b)	7,330	354,699
Movado Group, Inc.	6,810	195,924
Oxford Industries, Inc.	3,465	365,869
Steven Madden Ltd.	11,935	429,660
		1,741,441
ASSET MANAGEMENT - 0.7%
Avantax, Inc. (a)	15,340	403,749
B. Riley Financial, Inc. (b)	3,850	109,301
BrightSphere Investment Group, Inc.	7,030	165,767
Star Holdings (a)	4,715	82,002
Virtus Investment Partners, Inc.	920	175,159
WisdomTree Investments, Inc.	21,350	125,111
		1,061,089
AUTOMOTIVE - 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	25,710	200,795
Dorman Products, Inc. (a)	3,060	263,955
Gentherm, Inc. (a)	6,580	397,564
Methode Electronics, Inc.	8,170	358,500
XPEL, Inc. (a)	3,920	266,364
		1,487,178
BANKING - 9.1%
Ameris Bancorp	10,274	375,823
Atlantic Union Bankshares Corp.	3,030	106,202
Axos Financial, Inc. (a)(b)	8,590	317,143
Banc of California, Inc.	9,670	121,165
BancFirst Corp.	3,710	308,301
Bancorp, Inc. (The) (a)	10,190	283,792
BankUnited, Inc. (b)	12,200	275,476
Banner Corp.	6,070	330,026
Berkshire Hills Bancorp, Inc.	7,000	175,420

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
BANKING - 9.1% (Continued)
Brookline Bancorp, Inc.	15,670	$164,535
Capitol Federal Financial, Inc.	21,140	142,272
Central Pacific Financial Corp.	5,870	105,073
City Holding Co.	2,750	249,920
Community Bank System, Inc.	6,810	357,457
Customers Bancorp, Inc. (a)	10,660	197,423
CVB Financial Corp.	8,690	144,949
Dime Community Bancshares, Inc.	5,099	115,849
Eagle Bancorp, Inc.	4,960	166,011
FB Financial Corp.	3,496	108,656
First BanCorp.	38,970	445,038
First Bancorp/NC	5,760	204,595
First Commonwealth Financial Corp.	16,040	199,377
First Financial Bancorp	14,510	315,883
First Hawaiian, Inc.	19,630	404,967
Hanmi Financial Corp.	9,870	183,286
Heritage Financial Corp.	8,470	181,258
Hilltop Holdings, Inc.	3,420	101,471
HomeStreet, Inc.	11,670	209,943
Hope Bancorp, Inc.	13,790	135,418
Independent Bank Corp.	6,760	443,591
Independent Bank Group, Inc.	4,740	219,699
Lakeland Financial Corp.	5,160	323,222
National Bank Holdings Corp. - Class A	6,570	219,832
NBT Bancorp, Inc.	10,730	361,708
Northwest Bancshares, Inc.	16,270	195,728
OFG Bancorp	7,230	180,316
Pacific Premier Bancorp, Inc.	15,096	362,606
Park National Corp. (b)	2,050	243,069
Pathward Financial, Inc.	6,750	280,058
Preferred Bank	2,910	159,497
Provident Financial Services, Inc.	14,360	275,425
Renasant Corp.	9,410	287,758
S&T Bancorp, Inc.	3,290	103,471
Seacoast Banking Corp. of Florida	11,950	283,215
ServisFirst Bancshares, Inc. (b)	10,670	582,902
Simmons First National Corp. - Class A	20,420	357,146
Southside Bancshares, Inc.	4,987	165,568

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
BANKING - 9.1% (Continued)
Tompkins Financial Corp.	1,620	$107,260
Triumph Financial, Inc. (a)	5,040	292,622
Trustmark Corp.	12,050	297,635
United Community Banks, Inc. (b)	18,510	520,501
Veritex Holdings, Inc.	13,050	238,293
Westamerica BanCorp.	4,380	194,034
WSFS Financial Corp.	10,230	384,750
		13,506,635
BEVERAGES - 0.2%
National Beverage Corp. (a)	4,440	234,077

BIOTECH & PHARMA - 3.6%
Amphastar Pharmaceuticals, Inc. (a)	6,470	242,625
Anika Therapeutics, Inc. (a)	4,520	129,814
Arcus Biosciences, Inc. (a)	10,060	183,494
Avid Bioservices, Inc. (a)	12,650	237,314
Catalyst Pharmaceutical, Inc. (a)	15,260	253,011
Certara, Inc. (a)	12,320	297,035
Coherus Biosciences, Inc. (a)	28,080	192,067
Collegium Pharmaceutical, Inc. (a)	4,650	111,553
Cytokinetics, Inc. (a)(b)	16,450	578,876
Dynavax Technologies Corp. (a)	20,100	197,181
Emergent BioSolutions, Inc. (a)	8,150	84,434
Enanta Pharmaceuticals, Inc. (a)	4,260	172,274
Harmony Biosciences Holdings, Inc. (a)(b)	4,600	150,190
Heska Corp. (a)(b)	1,950	190,359
Innoviva, Inc. (a)(b)	11,970	134,663
Ironwood Pharmaceuticals, Inc. (a)	10,090	106,147
Ligand Pharmaceuticals, Inc. (a)	2,760	203,026
Pacira BioSciences, Inc. (a)	6,110	249,349
Prestige Consumer Healthcare, Inc. (a)	6,630	415,237
REGENXBIO, Inc. (a)	5,650	106,842
Supernus Pharmaceuticals, Inc. (a)	7,570	274,261
uniQure N.V. (a)	10,260	206,636
Vanda Pharmaceuticals, Inc. (a)	25,990	176,472
Vir Biotechnology, Inc. (a)	10,170	236,656
Xencor, Inc. (a)	8,400	234,276
		5,363,792

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
CHEMICALS - 3.2%
AdvanSix, Inc.	10,540	$403,366
Balchem Corp.	5,560	703,229
H.B. Fuller Co.	10,240	700,928
Innospec, Inc.	4,330	444,561
Materion Corp.	5,040	584,640
Minerals Technologies, Inc.	4,550	274,911
Quaker Chemical Corp.	1,500	296,925
Rayonier Advanced Materials, Inc. (a)	10,420	65,333
Rogers Corp. (a)	3,610	589,982
Stepan Co.	3,960	407,999
WD-40 Co.	1,810	322,271
		4,794,145
COMMERCIAL SUPPORT SERVICES - 3.0%
ABM Industries, Inc.	13,350	599,949
AMN Healthcare Services, Inc. (a)	9,180	761,573
Brady Corp. - Class A	19,000	1,020,870
CorVel Corp. (a)	2,390	454,769
Cross Country Healthcare, Inc. (a)	5,410	120,751
Harsco Corp. (a)	14,710	100,469
Healthcare Services Group, Inc.	12,090	167,688
Heidrick & Struggles International, Inc.	6,300	191,268
Kelly Services, Inc. - Class A	11,930	197,919
Korn Ferry	8,880	459,451
UniFirst Corp.	1,790	315,452
Viad Corp. (a)(b)	5,500	114,620
		4,504,779
CONSUMER SERVICES - 1.0%
Adtalem Global Education, Inc. (a)	12,630	487,771
Medifast, Inc.	1,780	184,533
Perdoceo Education Corp. (a)	16,740	224,818
Strategic Education, Inc. (b)	5,770	518,319
Stride, Inc. (a)(b)	2,770	108,722
		1,524,163
CONTAINERS & PACKAGING - 0.5%
Myers Industries, Inc.	10,120	216,871
O-I Glass, Inc. (a)	22,780	517,334
		734,205

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
ELECTRIC UTILITIES - 1.2%
Avista Corp. (b)	18,490	$784,901
Otter Tail Corp.	1,520	109,850
Unitil Corp.	15,560	887,542
		1,782,293
ELECTRICAL EQUIPMENT - 2.9%
AAON, Inc.	11,030	1,066,491
Advanced Energy Industries, Inc. (b)	6,290	616,420
Alarm.com Holdings, Inc. (a)	7,330	368,552
Badger Meter, Inc.	6,300	767,466
FARO Technologies, Inc. (a)	5,290	130,187
Itron, Inc. (a)	3,600	199,620
Mesa Laboratories, Inc.	1,460	255,106
OSI Systems, Inc. (a)	2,550	261,018
SPX Technologies, Inc. (a)	9,870	696,625
		4,361,485
ENGINEERING & CONSTRUCTION - 2.2%
Arcosa, Inc.	7,940	501,093
Comfort Systems USA, Inc.	5,920	864,083
Dycom Industries, Inc. (a)	2,190	205,094
Frontdoor, Inc. (a)	14,390	401,193
Granite Construction, Inc. (b)	7,530	309,332
Installed Building Products, Inc.	3,410	388,842
MYR Group, Inc. (a)	2,470	311,245
NV5 Global, Inc. (a)	2,110	219,377
		3,200,259
ENTERTAINMENT CONTENT - 0.2%
AMC Networks, Inc. - Class A (a)	13,090	230,122

FOOD - 1.6%
Cal-Maine Foods, Inc. (b)	6,880	418,923
Hain Celestial Group, Inc. (The) (a)	6,490	111,304
Hostess Brands, Inc. (a)(b)	28,140	700,123
Simply Good Foods Co. (The) (a)	13,440	534,509
Tootsie Roll Industries, Inc.	3,329	149,519
TreeHouse Foods, Inc. (a)	9,670	487,658
		2,402,036
FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
Boise Cascade Co.	7,010	443,382

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
FORESTRY, PAPER & WOOD PRODUCTS - 0.4% (Continued)
Sylvamo Corp.	3,510	$162,373
		605,755
GAS & WATER UTILITIES - 1.9%
American States Water Co.	8,490	754,676
California Water Service Group	16,470	958,554
Middlesex Water Co.	6,040	471,845
SJW Group (b)	8,190	623,505
		2,808,580
HEALTH CARE FACILITIES & SERVICES - 2.4%
AdaptHealth Corp. (a)	11,070	137,600
Addus HomeCare Corp. (a)	2,750	293,590
Agiliti, Inc. (a)	14,000	223,720
Enhabit, Inc. (a)	8,590	119,487
Ensign Group, Inc. (The) (b)	8,010	765,276
Fulgent Genetics, Inc. (a)	5,970	186,383
ModivCare, Inc. (a)	2,130	179,090
NeoGenomics, Inc. (a)	17,840	310,594
Owens & Minor, Inc. (a)	12,410	180,566
Pediatrix Medical Group, Inc. (a)	14,540	216,791
RadNet, Inc. (a)	11,320	283,340
Select Medical Holdings Corp.	16,840	435,314
U.S. Physical Therapy, Inc.	2,080	203,653
		3,535,404
HOME & OFFICE PRODUCTS - 0.3%
HNI Corp.	4,010	111,638
iRobot Corp. (a)	3,560	155,358
MillerKnoll, Inc.	10,390	212,476
		479,472
HOME CONSTRUCTION - 2.6%
Cavco Industries, Inc. (a)	1,950	619,593
Century Communities, Inc.	2,300	147,016
Green Brick Partners, Inc. (a)	5,000	175,300
Interface, Inc.	24,150	196,098
LGI Homes, Inc. (a)(b)	3,980	453,839
M/I Homes, Inc. (a)	3,510	221,446
Masterbrand Inc. (a)	15,020	120,761
MDC Holdings, Inc.	10,555	410,273

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
HOME CONSTRUCTION - 2.6% (Continued)
Meritage Homes Corp.	6,110	$713,404
Patrick Industries, Inc.	2,420	166,520
PGT Innovations, Inc. (a)	9,950	249,844
TRI Pointe Homes, Inc. (a)	14,490	366,887
		3,840,981
HOUSEHOLD PRODUCTS - 1.3%
e.l.f. Beauty, Inc. (a)	10,960	902,556
Edgewell Personal Care Co.	5,910	250,702
Inter Parfums, Inc.	2,400	341,376
Nu Skin Enterprises, Inc. - Class A	2,820	110,854
Quanex Building Products Corp.	11,930	256,853
		1,862,341
INDUSTRIAL INTERMEDIATE PRODUCTS - 1.4%
AZZ, Inc.	4,910	202,488
EnPro Industries, Inc.	3,620	376,082
Gibraltar Industries, Inc. (a)	5,860	284,210
Insteel Industries, Inc.	3,950	109,889
Mueller Industries, Inc. (b)	8,500	624,580
Proto Labs, Inc. (a)	4,540	150,501
Standex International Corp.	2,030	248,553
		1,996,303
INDUSTRIAL SUPPORT SERVICES - 1.1%
Applied Industrial Technologies, Inc.	7,530	1,070,239
DXP Enterprises, Inc. (a)	5,460	146,983
Resideo Technologies, Inc. (a)	24,870	454,624
		1,671,846
INSTITUTIONAL FINANCIAL SERVICES - 0.5%
Piper Sandler Cos.	3,730	517,016
StoneX Group, Inc. (a)	2,410	249,507
		766,523
INSURANCE - 2.5%
Ambac Financial Group, Inc. (a)	10,910	168,887
American Equity Investment Life Holding Co. (b)	12,720	464,153
AMERISAFE, Inc.	3,560	174,262
Assured Guaranty Ltd.	10,110	508,230
Employers Holdings, Inc.	3,240	135,076
Genworth Financial, Inc. - Class A (a)	116,460	584,629
Horace Mann Educators Corp.	5,960	199,541

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
INSURANCE - 2.5% (Continued)
James River Group Holdings Ltd.	5,500	$113,575
NMI Holdings, Inc. - Class A (a)	14,340	320,212
Palomar Holdings, Inc. (a)	3,850	212,520
ProAssurance Corp.	6,230	115,130
Radian Group, Inc.	10,070	222,547
Safety Insurance Group, Inc.	2,760	205,675
Trupanion, Inc. (a)(b)	6,280	269,349
		3,693,786
INTERNET MEDIA & SERVICES - 0.7%
Cars.com, Inc. (a)	16,270	314,011
Shutterstock, Inc.	3,610	262,086
TechTarget, Inc. (a)	4,120	148,814
Yelp, Inc. (a)	11,460	351,822
		1,076,733
LEISURE FACILITIES & SERVICES - 2.5%
Bloomin' Brands, Inc. (b)	18,470	473,755
Brinker International, Inc. (a)	7,800	296,400
Cheesecake Factory, Inc. (The)	7,530	263,927
Chuy's Holdings, Inc. (a)	6,950	249,158
Cinemark Holdings, Inc. (a)	24,860	367,679
Cracker Barrel Old Country Store, Inc. (b)	1,880	213,568
Dave & Buster's Entertainment, Inc. (a)	9,190	338,100
Dine Brands Global, Inc.	3,280	221,859
El Pollo Loco Holdings, Inc.	21,940	210,405
Jack in the Box, Inc.	4,400	385,396
Shake Shack, Inc. - Class A (a)	5,180	287,438
Six Flags Entertainment Corp. (a)	15,340	409,731
		3,717,416
LEISURE PRODUCTS - 0.5%
LCI Industries (b)	4,750	521,883
Winnebago Industries, Inc. (b)	3,720	214,644
		736,527
MACHINERY - 3.3%
Alamo Group, Inc.	1,800	331,488
Astec Industries, Inc.	4,830	199,237
CIRCOR International, Inc. (a)	9,130	284,126
Enerpac Tool Group Corp.	19,940	508,470
ESCO Technologies, Inc.	2,890	275,851

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
MACHINERY - 3.3% (Continued)
Federal Signal Corp.	4,750	$257,498
Franklin Electric Co., Inc.	6,300	592,830
Hillenbrand, Inc.	7,280	346,018
Ichor Holdings Ltd. (a)	8,140	266,504
John Bean Technologies Corp.	5,325	581,969
Lindsay Corp.	3,140	474,548
Stellar Bancorp, Inc.	8,879	218,512
Tennant Co.	2,040	139,801
Titan International, Inc. (a)	33,750	353,700
		4,830,552
MEDICAL EQUIPMENT & DEVICES - 2.8%
AngioDynamics, Inc. (a)	10,480	108,363
Avanos Medical, Inc. (a)	8,170	242,976
BioLife Solutions, Inc. (a)	7,490	162,908
CONMED Corp.	3,920	407,131
Cutera, Inc. (a)	4,980	117,628
Embecta Corp. (b)	9,350	262,922
Glaukos Corp. (a)	7,100	355,710
Integer Holdings Corp. (a)	4,160	322,400
LeMaitre Vascular, Inc.	5,530	284,629
Merit Medical Systems, Inc. (a)	10,140	749,853
Myriad Genetics, Inc. (a)	13,280	308,494
NuVasive, Inc. (a)	5,380	222,248
OraSure Technologies, Inc. (a)	28,300	171,215
Varex Imaging Corp. (a)	8,210	149,340
Vericel Corp. (a)	8,820	258,602
		4,124,419
METALS & MINING - 1.6%
Arconic Corp. (a)	13,470	353,318
Century Aluminum Co. (a)	11,200	112,000
Encore Wire Corp. (b)	3,620	670,895
Haynes International, Inc.	4,750	237,927
Kaiser Aluminum Corp.	2,420	180,605
Livent Corp. (a)(b)	25,290	549,299
SunCoke Energy, Inc.	30,440	273,351
		2,377,395
OIL & GAS SERVICES & EQUIPMENT - 2.4%
Bristow Group, Inc. (a)	46,472	1,040,973

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
OIL & GAS SERVICES & EQUIPMENT - 2.4% (Continued)
Core Laboratories N.V.	51,860	$1,143,513
DMC Global, Inc. (a)	9,750	214,207
Helmerich & Payne, Inc.	26,550	949,163
U.S. Silica Holdings, Inc. (a)	17,890	213,607
		3,561,463
PUBLISHING & BROADCASTING - 0.2%
E.W. Scripps Co. (The) - Class A (a)	21,100	198,551
Scholastic Corp.	4,200	143,724
		342,275
REAL ESTATE OWNERS & DEVELOPERS - 0.1%
St. Joe Co. (The)	5,140	213,875

REAL ESTATE SERVICES - 0.5%
Anywhere Real Estate, Inc. (a)	32,310	170,597
Cushman & Wakefield plc (a)(b)	17,860	188,244
Marcus & Millichap, Inc.	6,930	222,522
RE/MAX Holdings, Inc. - Class A	8,460	158,710
		740,073
REITS - 6.5%
Acadia Realty Trust (b)	17,540	244,683
Alexander & Baldwin, Inc.	13,480	254,907
American Assets Trust, Inc.	6,220	115,630
Armada Hoffler Properties, Inc.	12,440	146,916
Brandywine Realty Trust	55,840	264,123
CareTrust REIT, Inc.	12,440	243,575
Centerspace	3,050	166,621
Chatham Lodging Trust	14,320	150,217
Community Healthcare Trust, Inc.	4,290	157,014
DiamondRock Hospitality Co.	28,340	230,404
Easterly Government Properties, Inc.	9,670	132,866
Elme Communities	8,830	157,704
Essential Properties Realty Trust, Inc.	18,920	470,162
Four Corners Property Trust, Inc. (b)	8,630	231,802
Franklin BSP Realty Trust, Inc. (b)	21,422	255,564
Getty Realty Corp. (b)	8,140	293,284
Global Net Lease, Inc.	16,580	213,219
Hudson Pacific Properties, Inc.	47,960	318,934

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
REITS - 6.5% (Continued)
Innovative Industrial Properties, Inc. (b)	4,430	$336,636
iStar, Inc. (b)	9,118	267,802
LTC Properties, Inc.	7,200	252,936
LXP Industrial Trust	32,120	331,157
NexPoint Residential Trust, Inc.	3,250	141,927
Office Properties Income Trust	16,590	204,057
Orion Office REIT, Inc.	26,100	174,870
Outfront Media, Inc.	24,990	405,588
Pebblebrook Hotel Trust	16,060	225,482
Retail Opportunity Investments Corp.	23,490	327,920
RPT Realty	19,470	185,160
Saul Centers, Inc.	3,420	133,380
Service Properties Trust	28,860	287,446
SITE Centers Corp.	25,140	308,719
SL Green Realty Corp.	13,140	309,053
Summit Hotel Properties, Inc.	23,710	165,970
Sunstone Hotel Investors, Inc. (b)	32,670	322,780
Tanger Factory Outlet Centers, Inc.	16,810	329,980
Uniti Group, Inc.	35,680	126,664
Universal Health Realty Income Trust	2,270	109,210
Urban Edge Properties	13,970	210,388
Veris Residential, Inc. (a)	13,500	197,640
Xenia Hotel & Resorts, Inc.	18,240	238,762
		9,641,152
RENEWABLE ENERGY - 0.1%
Green Plains, Inc. (a)	7,060	218,789

RETAIL - CONSUMER STAPLES - 0.6%
Big Lots, Inc.	10,100	110,696
SpartanNash Co.	29,040	720,192
		830,888
RETAIL - DISCRETIONARY - 5.7%
Abercrombie & Fitch Co. - Class A (a)	13,550	376,012
Academy Sports & Outdoors, Inc.	16,030	1,045,957
American Eagle Outfitters, Inc.	22,590	303,610
America's Car-Mart, Inc. (a)	1,540	121,983
Asbury Automotive Group, Inc. (a)(b)	3,100	651,000
Boot Barn Holdings, Inc. (a)	4,560	349,478

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
RETAIL - DISCRETIONARY - 5.7% (Continued)
Buckle, Inc. (The)	5,380	$192,012
Caleres, Inc.	10,210	220,842
Chico's FAS, Inc. (a)	40,780	224,290
Children's Place, Inc. (The) (a)	4,250	171,062
Ethan Allen Interiors, Inc.	12,700	348,742
Genesco, Inc. (a)	3,300	121,704
GMS, Inc. (a)	7,050	408,125
Group 1 Automotive, Inc. (b)	3,050	690,581
Guess?, Inc.	9,260	180,200
Hibbett, Inc.	5,140	303,157
La-Z-Boy, Inc.	6,970	202,688
Leslie's, Inc. (a)	23,260	256,093
MarineMax, Inc. (a)	4,440	127,650
Mister Car Wash, Inc. (a)	23,690	204,208
Monro, Inc.	2,660	131,484
ODP Corp. (The) (a)	7,677	345,311
Sally Beauty Holdings, Inc. (a)	15,060	234,635
Shoe Carnival, Inc.	4,710	120,812
Signet Jewelers Ltd.	7,200	560,016
Sleep Number Corp. (a)	5,410	164,518
Urban Outfitters, Inc. (a)	10,750	297,990
		8,354,160
SEMICONDUCTORS - 4.6%
Axcelis Technologies, Inc. (a)	12,690	1,690,942
CEVA, Inc. (a)	4,550	138,456
Cohu, Inc. (a)	7,270	279,095
CTS Corp. (b)	6,010	297,255
Diodes, Inc. (a)	6,230	577,895
FormFactor, Inc. (a)	11,450	364,683
Kulicke & Soffa Industries, Inc. (b)	9,850	518,997
MaxLinear, Inc. (a)	8,610	303,158
Onto Innovation, Inc. (a)	12,047	1,058,690
Photronics, Inc. (a)	16,690	276,720
Rambus, Inc. (a)(b)	18,385	942,415
Semtech Corp. (a)	3,970	95,836
Ultra Clean Holdings, Inc. (a)	3,800	126,008
Veeco Instruments, Inc. (a)	8,620	182,141
		6,852,291

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
SOFTWARE - 3.6%
Adeia, Inc.	14,711	$130,339
Agilysys, Inc. (a)	6,190	510,737
Apollo Medical Holdings, Inc. (a)	6,870	250,549
Avid Technology, Inc. (a)	4,340	138,793
Cerence, Inc. (a)	6,920	194,383
Digi International, Inc. (a)	11,930	401,802
Digital Turbine, Inc. (a)	16,200	200,232
Donnelley Financial Solutions, Inc. (a)	6,550	267,633
DoubleVerify Holdings, Inc. (a)	8,830	266,224
Ebix, Inc.	7,800	102,882
NextGen Healthcare, Inc. (a)	6,350	110,553
PDF Solutions, Inc. (a)	9,190	389,656
Progress Software Corp. (b)	6,410	368,255
Simulations Plus, Inc.	4,350	191,139
SPS Commerce, Inc. (a)	5,620	855,926
Thryv Holdings, Inc. (a)	9,180	211,691
Veradigm, Inc. (a)(b)	23,320	304,326
Verra Mobility Corp. (a)(b)	12,330	208,624
Xperi, Inc. (a)	14,004	153,064
		5,256,808
SPECIALTY FINANCE - 2.6%
Apollo Commercial Real Estate Finance, Inc.	20,490	190,762
ARMOUR Residential REIT, Inc. (b)	33,710	176,977
Bread Financial Holdings, Inc.	8,810	267,119
Deluxe Corp.	12,780	204,480
Ellington Financial, Inc.	15,050	183,760
Encore Capital Group, Inc. (a)(b)	3,150	158,917
Enova International, Inc. (a)	7,260	322,562
Invesco Mortgage Capital, Inc.	1,166	12,931
KKR Real Estate Finance Trust, Inc.	13,750	156,613
LendingTree, Inc. (a)	8,130	216,746
Mr. Cooper Group, Inc. (a)	12,710	520,729
New York Mortgage Trust, Inc.	11,162	111,174
PennyMac Mortgage Investment Trust	14,450	178,169
PRA Group, Inc. (a)(b)	6,530	254,409
Ready Capital Corp.	19,700	200,349
Redwood Trust, Inc.	19,810	133,519
Two Harbors Investment Corp.	10,280	151,219

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
SPECIALTY FINANCE - 2.6% (Continued)
Walker & Dunlop, Inc.	4,340	$330,578
World Acceptance Corp. (a)	1,310	109,110
		3,880,123
STEEL - 1.0%
ATI, Inc. (a)(b)	21,650	854,309
Carpenter Technology Corp.	6,590	294,969
TimkenSteel Corp. (a)	17,280	316,915
		1,466,193
TECHNOLOGY HARDWARE - 4.5%
3D Systems Corp. (a)	16,470	176,559
ADTRAN, Inc.	14,390	228,225
Arlo Technologies, Inc. (a)	33,990	205,979
Benchmark Electronics, Inc.	8,080	191,415
Clearfield, Inc. (a)	3,590	167,222
Comtech Telecommunications Corp.	9,290	115,939
Corsair Gaming, Inc. (a)	10,890	199,832
Extreme Networks, Inc. (a)	29,990	573,409
Fabrinet (a)	7,180	852,697
Harmonic, Inc. (a)	29,630	432,302
InterDigital, Inc.	6,470	471,663
Knowles Corp. (a)	18,120	308,040
NetScout Systems, Inc. (a)	7,500	214,875
Pitney Bowes, Inc.	38,260	148,831
Plexus Corp. (a)	4,900	478,093
Sanmina Corp. (a)(b)	13,090	798,359
Sonos, Inc. (a)(b)	18,690	366,698
TTM Technologies, Inc. (a)	28,760	387,972
Viavi Solutions, Inc. (a)	24,360	263,819
		6,581,929
TECHNOLOGY SERVICES - 2.2%
CSG Systems International, Inc.	5,650	303,405
EVERTEC, Inc.	10,810	364,837
Green Dot Corp. - Class A (a)	12,060	207,191
Insight Enterprises, Inc. (a)	8,860	1,266,626
LiveRamp Holdings, Inc. (a)	6,030	132,238
Payoneer Global, Inc. (a)	34,870	218,635
Perficient, Inc. (a)	4,700	339,293
Sabre Corp. (a)(b)	54,990	235,907

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
TECHNOLOGY SERVICES - 2.2% (Continued)
TTEC Holdings, Inc.	3,630	$135,145
		3,203,277
TELECOMMUNICATIONS - 0.7%
ATN International, Inc.	2,850	116,622
Cogent Communications Holdings, Inc. (b)	5,100	324,972
Consolidated Communications Holdings, Inc. (a)	14,850	38,313
Gogo, Inc. (a)	12,910	187,195
Lumen Technologies, Inc. (b)	42,220	111,883
Telephone and Data Systems, Inc.	17,960	188,760
		967,745
TRANSPORTATION & LOGISTICS - 2.6%
Allegiant Travel Co. (a)	3,490	321,010
ArcBest Corp. (b)	6,890	636,774
Forward Air Corp.	4,570	492,463
Hawaiian Holdings, Inc. (a)	17,650	161,674
Hub Group, Inc. - Class A (a)	9,370	786,518
Marten Transport Ltd.	18,180	380,871
Matson, Inc.	6,440	384,275
RXO, Inc. (a)	13,880	272,603
SkyWest, Inc. (a)	13,750	304,837
Sun Country Airlines Holdings, Inc. (a)	7,000	143,360
		3,884,385
TRANSPORTATION EQUIPMENT - 0.5%
Greenbrier Cos., Inc. (The)	6,020	193,663
Trinity Industries, Inc.	8,880	216,317
Wabash National Corp.	15,190	373,522
		783,502
WHOLESALE - CONSUMER STAPLES - 1.2%
Andersons, Inc. (The)	27,150	1,121,838
Chefs' Warehouse, Inc. (The) (a)	5,800	197,490
United Natural Foods, Inc. (a)	14,890	392,352
		1,711,680
WHOLESALE - DISCRETIONARY - 1.2%
ePlus, Inc. (a)	4,560	223,622
G-III Apparel Group Ltd. (a)	9,060	140,883
KAR Auction Services, Inc. (a)	12,030	164,570
ScanSource, Inc. (a)	23,700	721,428

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
WHOLESALE - DISCRETIONARY - 1.2% (Continued)
Veritiv Corp. (b)	3,640	$491,910
		1,742,413

TOTAL COMMON STOCKS (COST $116,310,775)		$145,778,009

RIGHTS - 0.0% (c)	Shares	Fair Value
MEDICAL EQUIPMENT & DEVISES - 0.0%
Lantheus Holdings, Inc., CVR (a)(d)(e)	28,980	$2,608
OmniAb, Inc. (a)(d)(e)	2,092	1,032
TOTAL RIGHTS (COST $0)		$3,640

CORPORATE NOTES - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/15/23	$330,000	$327,745
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	330,000	323,267
Calvert Social Investment Foundation, Inc. (d)	1.000%	06/14/24	100,000	94,577
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	60,000	58,084
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/24	90,000	86,106
Calvert Social Investment Foundation, Inc. (d)	2.500%	06/13/25	150,000	140,496
Calvert Social Investment Foundation, Inc. (d)	2.500%	12/15/25	280,000	259,268
TOTAL CORPORATE NOTES (COST $1,340,000)				$1,289,543

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

MONEY MARKET FUNDS - 0.4%	Shares	Fair Value
First American Government Obligations Fund - Class X, 4.65% (f) (COST $606,634)	606,634	$606,634

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 12.7%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (f)(g) (COST $18,775,780)	18,775,780	$18,775,780

TOTAL INVESTMENTS - (COST $137,033,189) - 112.6%		$166,453,606

LIABILITIES IN EXCESS OF OTHER ASSETS - (12.6%)		(18,597,754)

NET ASSETS - 100.0%		$147,855,852

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2023 was $18,672,128.
(c)	Percentage rounds to less than 0.1%.
(d)	Illiquid securitites are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	330,000	327,745	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	330,000	323,267	0.2%
Calvert Social Investment Foundation, Inc. 1.000%, 06/14/24	06/15/21	100,000	94,577	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	60,000	58,084	0.0%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	90,000	86,106	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	150,000	140,496	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	280,000	259,268	0.2%
Lantheus Holdings, Inc., CVR	06/22/20	-	2,608	0.0	%(c)
OmniAb, Inc.	11/02/22	-	1,032	0.0	%(c)
		$1,340,000	$1,293,183	0.9%

(e)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities was $3,640 as of March 31, 2023, representing 0.0% (c) of net assets.
(f)	The rate shown is the 7-day effective yield as of March 31, 2023.
(g)	The security was purchased with cash collateral received from securities on loan.

CVR - Contingent Value Right
plc - Public Liability Company
REIT - Real Estate Investment Trust

Schedule of Portfolio Investments

Praxis Genesis Conservative Portfolio

March 31, 2023 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 69.2%
Praxis Impact Bond Fund - Class I	1,834,598	$17,171,842

EQUITY FUND - 30.8%
Praxis Growth Index Fund - Class I	75,225	2,429,017
Praxis International Index Fund - Class I	193,287	2,286,586
Praxis Small Cap Index Fund - Class I	61,527	612,189
Praxis Value Index Fund - Class I	146,721	2,319,663
		7,647,455

TOTAL AFFILIATED MUTUAL FUNDS (COST $23,128,155)		$24,819,297

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 4.65% (b) (COST $6,224)	6,224	$6,224

TOTAL INVESTMENTS - (COST $23,134,379) - 100.0%		$24,825,521

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(7,986)

NET ASSETS - 100.0%		$24,817,535

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of March 31, 2023.

Schedule of Portfolio Investments

Praxis Genesis Balanced Portfolio

March 31, 2023 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 39.2%
Praxis Impact Bond Fund - Class I	3,513,604	$32,887,331

EQUITY FUND - 60.8%
Praxis Growth Index Fund - Class I	436,825	14,105,087
Praxis International Index Fund - Class I	1,288,366	15,241,369
Praxis Small Cap Index Fund - Class I	824,022	8,199,022
Praxis Value Index Fund - Class I	852,029	13,470,583
		51,016,061

TOTAL AFFILIATED MUTUAL FUNDS (COST $67,647,173)		$83,903,392

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 4.65% (b) (COST $1,276)	1,276	$1,276

TOTAL INVESTMENTS - (COST $67,648,449) - 100.0%		$83,904,668

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(9,734)

NET ASSETS - 100.0%		$83,894,934

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of March 31, 2023.

Schedule of Portfolio Investments

Praxis Genesis Growth Portfolio

March 31, 2023 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.1%	Shares	Fair Value
DEBT FUND - 19.5%
Praxis Impact Bond Fund - Class I	1,921,684	$17,986,960

EQUITY FUND - 80.6%
Praxis Growth Index Fund - Class I	611,709	19,752,091
Praxis International Index Fund - Class I	1,883,581	22,282,762
Praxis Small Cap Index Fund - Class I	1,352,816	13,460,524
Praxis Value Index Fund - Class I	1,193,325	18,866,473
		74,361,850

TOTAL AFFILIATED MUTUAL FUNDS (COST $70,036,719)		$92,348,810

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 4.65% (b) (COST $911)	911	$911

TOTAL INVESTMENTS - (COST $70,037,630) - 100.1%		$92,349,721

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)		(52,606)

NET ASSETS - 100.0%		$92,297,115

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of March 31, 2023.